UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02354

Name of Fund: BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Liquidity

            Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	Federal Trust Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value

Federal Farm Credit Bank Bonds:
0.30%, 2/01/12	$4,000	$4,000,000
2.13%, 6/18/12	1,500	1,510,685
Federal Farm Credit Bank Discount Notes: (a)
0.05%, 2/16/12	2,000	1,999,958
0.10%, 2/24/12	3,000	2,999,808
0.01%, 2/29/12	8,000	7,999,938
0.06%, 5/17/12	5,900	5,898,958
0.16%, 11/21/12	2,000	1,997,387
Federal Farm Credit Bank Variable Rate Notes: (b)
0.31%, 5/14/12	5,000	5,000,291
0.28%, 7/13/12	2,000	2,000,998
0.19%, 8/20/12	2,425	2,425,271
0.31%, 9/20/12	400	400,079
0.26%, 1/14/13	5,000	4,999,526
0.51%, 1/25/13	1,500	1,500,074
0.33%, 4/26/13	3,000	3,001,872
0.29%, 11/27/13	3,000	3,000,000
Federal Home Loan Bank Bonds:
0.12%, 2/06/12	4,000	3,999,976
0.09%, 3/01/12	5,000	4,999,714
0.15%, 3/23/12	11,000	11,001,534
0.13%, 5/10/12	3,000	2,999,452
0.25%, 7/11/12	5,500	5,503,726
0.17%, 7/16/12	6,000	5,999,668
0.15%, 7/30/12	5,000	4,999,198
0.88%, 8/22/12	2,500	2,509,573
0.20%, 12/06/12	2,000	2,000,461
0.18%, 2/01/13	1,000	999,920
Federal Home Loan Bank Discount Notes: (a)
0.03%, 2/08/12	2,294	2,293,987
0.04%, 2/08/12	8,471	8,470,934
0.02%, 2/10/12	2,920	2,919,985
0.04%, 2/29/12	3,041	3,040,905
0.03%, 3/07/12	5,805	5,804,831
Federal Home Loan Bank Variable Rate Notes, 0.24%, 11/01/12 (b)	7,000	6,997,875
Tennessee Valley Authority Bonds, 6.79%, 5/23/12	22,842	23,313,323

Total U.S. Government Sponsored Agency Obligations – 64.6%		146,589,907

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bills: (a)
0.01%, 2/09/12	$40,000	$39,999,956
0.02%, 2/16/12	30,000	29,999,788
0.02%, 2/23/12	9,000	8,999,874
0.26%, 3/08/12	2,000	1,999,480

Total U.S. Treasury Obligations – 35.7%		80,999,098

Total Investments (Cost $227,589,005*) – 100.3%		227,589,005
Liabilities in Excess of Other Assets – (0.3)%		(648,241)

Net Assets – 100.0%		$226,940,764

*	Cost for federal income tax purposes.
(a)	Rate shown reflects the discount rate at the time of purchase.
(b)	Variable rate security. Rate shown is as of report date.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	–	$227,589,005	–	$227,589,005

[1]	See above Schedule of Investments for values in each security type.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders	SBPA	Stand-by Bond Purchase Agreement
AMT	Alternative Minimum Tax (subject to)	GTD	Guaranteed
BAN	Bond Anticipation Notes	IDA	Industrial Development Authority	PCRB	Pollution Control Revenue Bonds	SPEARS	Short Puttable Exempt Adjustable Receipts
CalPERS	California Public Employees’	IDRB	Industrial Development Revenue	PSF	Permanent School Fund
	Retirement System		Bonds	PUTTERS	Puttable Tax-Exempt Receipts	TAN	Tax Anticipation Notes
CalSTRS	California State Teachers’	ISD	Independent School District	RAN	Revenue Anticipation Notes	TECP	Tax-Exempt Commercial Paper
	Retirement System	LOC	Letter of Credit	RB	Revenue Bonds	TRAN	Tax Revenue Anticipation Notes
COP	Certificates of Participation	MB	Municipal Bonds	ROC	Reset Option Certificates	VRDN	Variable Rate Demand Notes
						VRDP	Variable Rate Demand Preferred

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2012	1

Schedule of Investments January 31, 2012 (Unaudited)	FedFund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Bonds:
1.88%, 4/20/12	$22,591	$22,674,231
1.25%, 5/07/12	30,020	30,105,869
4.88%, 5/18/12	70,250	71,209,941
1.13%, 7/30/12	30,897	31,038,881
Fannie Mae Discount Notes: (a)
0.10%, 2/13/12	120,000	119,996,000
0.10%, 2/15/12	100,000	99,996,111
0.10%, 2/16/12	75,000	74,996,875
0.10%, 2/27/12	130,000	129,990,611
0.10%, 3/01/12	80,000	79,993,556
0.15%, 3/01/12	25,000	24,996,979
0.05%, 4/02/12	11,028	11,027,066
0.07%, 5/21/12	46,575	46,565,750
0.08%, 6/20/12	43,446	43,432,483
0.14%, 7/16/12	38,000	37,975,469
0.15%, 7/16/12	73,000	72,949,508
0.23%, 7/16/12	86,050	85,958,739
0.14%, 8/01/12	75,000	74,946,917
0.19%, 10/01/12	80,000	79,897,400
Fannie Mae Variable Rate Notes: (b)
0.31%, 12/20/12	40,000	40,018,010
0.52%, 12/20/12	200,000	199,964,315
0.26%, 1/10/13	175,000	174,966,779
0.38%, 5/17/13	20,000	19,992,039
0.27%, 11/08/13	128,500	128,431,070
Federal Farm Credit Bank Bonds:
0.30%, 2/01/12	11,000	11,000,000
2.13%, 6/18/12	8,500	8,560,562
Federal Farm Credit Bank Discount Notes: (a)
0.10%, 2/24/12	7,000	6,999,553
0.01%, 2/29/12	2,000	1,999,984
0.05%, 4/02/12	40,000	39,996,611
0.16%, 11/21/12	90,000	89,882,400
Federal Farm Credit Bank Variable Rate Notes: (b)
0.25%, 4/26/12	40,000	39,997,173
0.25%, 6/28/12	75,000	75,055,302
0.26%, 1/14/13	45,000	44,995,731
0.29%, 11/27/13	52,000	52,000,000
Federal Home Loan Bank Bonds:
0.12%, 2/06/12	391,000	390,997,568
0.13%, 2/15/12	165,000	164,998,524
0.12%, 2/27/12	210,500	210,492,276
0.09%, 3/01/12	70,000	69,996,000
0.13%, 3/30/12	60,000	59,997,945
0.11%, 4/02/12	30,000	30,001,446
0.11%, 4/23/12	75,000	74,990,327
0.15%, 4/25/12	125,000	124,992,396
0.15%, 5/01/12	149,050	149,049,252
0.12%, 5/17/12	50,000	49,987,981
1.13%, 5/18/12	12,220	12,253,435
0.15%, 5/25/12	160,000	159,980,083
0.08%, 5/29/12	100,000	99,984,973
0.10%, 6/08/12	80,000	79,989,616
0.14%, 6/18/12	75,000	74,993,610
0.17%, 7/16/12	49,000	48,997,289
0.25%, 7/16/12	80,000	80,035,756
0.15%, 7/30/12	195,000	194,968,718
0.25%, 8/17/12	125,000	125,017,717
0.11%, 8/20/12	125,000	124,962,291
0.88%, 8/22/12	25,500	25,597,644
0.23%, 11/06/12	50,000	50,023,697
0.20%, 11/07/12	147,000	147,013,061
0.19%, 11/21/12	92,500	92,516,657
0.20%, 11/23/12	100,000	100,026,107

U.S. Government Sponsored Agency Obligations	Par (000)	Value
0.20%, 11/28/12	$100,095	$100,122,050
0.20%, 12/06/12	80,000	80,018,428
0.28%, 1/11/13	25,000	25,000,000
0.17%, 2/01/13	90,000	89,979,264
0.18%, 2/01/13	94,000	93,992,480
0.17%, 2/06/13	40,000	39,992,800
0.17%, 2/11/13	75,000	74,982,750
Federal Home Loan Bank Discount Notes, 0.09%, 2/22/12 (a)	50,000	49,997,375
Federal Home Loan Bank Variable Rate Notes, 0.24%, 11/01/12 (b)	3,900	3,898,816
Freddie Mac Bonds:
2.13%, 3/23/12	24,916	24,984,557
1.13%, 4/25/12	20,000	20,048,087
0.38%, 11/30/12	5,350	5,358,951
Freddie Mac Discount Notes: (a)
0.10%, 2/16/12	80,000	79,996,667
0.10%, 2/17/12	100,000	99,995,556
0.14%, 3/20/12	150,000	149,972,000
0.08%, 7/09/12	100,000	99,964,667
0.10%, 10/09/12	150,000	149,895,417
Freddie Mac Variable Rate Notes: (b)
0.25%, 2/16/12	118,000	117,997,689
0.28%, 5/11/12	125,000	124,982,883
0.26%, 8/10/12	50,000	49,997,666
0.26%, 1/24/13	50,000	49,980,244
0.24%, 3/21/13	15,000	14,993,131
0.32%, 9/03/13	170,000	169,945,494
0.24%, 9/13/13	130,000	129,872,621
Total U.S. Government Sponsored Agency Obligations – 49.9%		6,659,445,877

U.S. Treasury Obligations
U.S. Treasury Bills, 0.26%, 3/08/12 (a)	80,000	79,979,200
U.S. Treasury Notes, 0.88%, 2/29/12	50,000	50,020,992
Total U.S. Treasury Obligations – 1.0%		130,000,192

Repurchase Agreements
Barclays Capital, Inc., 0.18%, 2/01/12	530,917	530,917,000

(Purchased on 1/31/12 to be repurchased at $530,919,655, collateralized by various U.S. Treasury obligations, 1.88% due from 4/30/14 to 9/30/17, aggregate par and fair value of $512,998,700 and $541,535,341, respectively)

Citigroup Global Markets, Inc., 0.23%, 2/01/12	490,000	490,000,000

(Purchased on 1/31/12 to be repurchased at $490,003,131, collateralized by various U.S. government sponsored agency obligations, 3.00% to 5.50% due from 12/01/18 to 12/01/41, aggregate par and fair value of $677,288,341 and $503,211,491, respectively)

2	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2012

Schedule of Investments (continued)	FedFund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value

Credit Suisse Securities (USA) LLC, 0.19%, 2/01/12	$399,000	$399,000,000

(Purchased on 1/31/12 to be repurchased at $399,002,106, collateralized by various U.S. Treasury obligations, 0.88% to 2.75% due from 2/29/12 to 10/31/13, aggregate par and fair value of $392,142,800 and $406,983,148, respectively)

Deutsche Bank Securities Inc., 0.22%, 2/01/12	165,000	165,000,000

(Purchased on 1/31/12 to be repurchased at $165,001,008, collateralized by various U.S. government sponsored agency obligations, 0.00% to 1.13% due from 2/27/14 to 9/16/21, aggregate par and fair value of $165,724,000 and $168,300,852, respectively)

Deutsche Bank Securities Inc., 0.24%, 2/01/12	387,000	387,000,000

(Purchased on 1/31/12 to be repurchase d at $387,002,580, collateralized by various U.S. government sponsored agency obligations, 0.83% to 7.00% due from 7/15/26 to 1/20/42, aggregate par and fair value of $431,328,631 and $413,540,001, respectively)

Deutsche Bank Securities Inc., 0.12%, 2/02/12(c)	700,000	700,000,000

(Purchased on 1/24/12 to be repurchased at $700,021,000, collateralized by various U.S. government sponsored agency obligations, 0.00% to 7.00% due from 12/01/18 to 1/25/49, aggregate par and fair value of $1,825,971,660 and $721,495,707, respectively)

Goldman Sachs & Co., 0.14%, 2/01/12	600,000	600,000,000

(Purchased on 1/25/12 to be repurchased at $600,016,333, collateralized by various U.S. government sponsored agency obligations, 2.80% to 6.50% due from 8/01/26 to 1/01/42, aggregate par and fair value of $946,587,783 and $618,000,000, respectively)

Goldman Sachs & Co., 0.21%, 2/01/12	126,520	126,520,000

(Purchased on 1/31/12 to be repurchased at $126,520,738, collateralized by U.S. government sponsored agency obligation, 4.00% due at 10/01/31, par and fair value of $125,332,102 and $130,315,601, respectively)

Goldman Sachs & Co., 0.17%, 2/07/12	850,000	850,000,000

(Purchased on 1/31/12 to be repurchased at $850,028,097, collateralized by various U.S. government sponsored agency obligations, 1.95% to 6.50% due from 11/01/19 to 1/01/42, aggregate par and fair value of $1,541,256,206 and $875,500,001, respectively)

Repurchase Agreements	Par (000)	Value

HSBC Securities (USA) Inc., 0.18%, 2/01/12	$354,392	$354,392,000

(Purchased on 1/31/12 to be repurchased at $354,393,772, collateralized by various U.S. Treasury obligations, 1.38% to 1.75% due from 3/15/12 to 3/31/14, aggregate par and fair value of $352,844,000 and $361,483,629, respectively)

HSBC Securities (USA) Inc., 0.22%, 2/01/12	375,000	375,000,000

(Purchased on 1/31/12 to be repurchased at $375,002,292, collateralized by various U.S. government sponsored agency obligations, 4.00% to 6.00% due from 11/15/33 to 1/01/42, aggregate par and fair value of $570,072,083 and $386,023,284, respectively)

JPMorgan Securities Inc., 0.18%, 2/01/12	115,000	115,000,000

(Purchased on 1/31/12 to be repurchased at $115,000,575, collateralized by various U.S. Treasury obligations, 0.00% due from 11/15/13 to 5/15/27, aggregate par and fair value of $148,038,736 and $117,301,631, respectively)

Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.18%, 2/01/12	125,000	125,000,000
(Purchased on 1/31/12 to be repurchased at $125,000,625, collateralized by U.S. Treasury obligation, 1.25% due at 10/31/15, par and fair value of $123,445,000 and $127,500,087, respectively)
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.22%, 2/01/12	150,000	150,000,000

(Purchased on 1/31/12 to be repurchased at $150,000,917, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.41% due from 1/25/18 to 11/20/62, aggregate par and fair value of $3,316,418,652 and $160,500,000, respectively)

Morgan Stanley & Co., 0.25%, 2/01/12	425,000	425,000,000

(Purchased on 1/31/12 to be repurchased at $425,002,951, collateralized by various U.S. government sponsored agency obligations, 3.50% to 6.00% due from 4/01/22 to 1/01/42, aggregate par and fair value of $526,942,569 and $437,750,001, respectively)

RBS Securities Inc., 0.25%, 2/01/12	699,725	699,725,000

(Purchased on 1/31/12 to be repurchased at $699,729,859, collateralized by various U.S. government sponsored agency obligations, 3.00% to 5.00% due from 12/01/21 to 1/01/42, aggregate par and fair value of $780,424,945 and $720,717,708, respectively)

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2012	3

Schedule of Investments (concluded)	FedFund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
UBS Securities LLC, 0.25%, 2/01/12	$377,000	$377,000,000

(Purchased on 1/31/12 to be repurchased at $377,002,618, collateralized by various U.S. government sponsored agency obligations, 3.50% to 5.00% due from 7/01/40 to 2/01/42, aggregate par and fair value of $377,586,262 and $388,310,001, respectively)

Total Repurchase Agreements – 51.5%		6,869,554,000
Total Investments (Cost $13,659,000,069*) –102.4%		13,659,000,069
Liabilities in Excess of Other Assets – (2.4)%		(321,591,300)

Net Assets – 100.0%		$13,337,408,769

*	Cost for federal income tax purposes.
(a)	Rate shown reflects the discount rate at the time of purchase.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

—	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par at October 31, 2011	Net Activity (Par)	Par at January 31, 2012	Income
PNC Bank N.A.	–	–	–	$8,338

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$13,659,000,069	–	$13,659,000,069
[1]	See above Schedule of Investments for values in each security type.

4	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2012

Schedule of Investments January 31, 2012 (Unaudited)	TempCash (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee – 38.7% (a)
Bank of Montreal, Chicago, 0.10%, 2/02/12	$150,000	$150,000,000
Bank of Nova Scotia, Houston:
0.28%, 2/21/12	125,000	125,000,000
0.48%, 6/26/12	24,600	24,600,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.45%, 4/11/12	125,000	125,000,000
Credit Suisse New York, 0.53%, 4/10/12	149,000	149,000,000
Deutsche Bank A.G., New York, 0.48%, 4/30/12	165,000	165,000,000
Lloyds TSB Bank Plc, New York:
0.24%, 2/03/12	75,000	75,000,000
0.70%, 2/14/12 (b)	94,805	94,805,000
Mizuho Corporate Bank, New York, 0.35%, 3/06/12	150,000	150,000,000
National Australia Bank Ltd., New York, 0.39%, 2/10/12 (c)	42,000	42,000,000
Nordea Bank Finland Plc, New York:
0.42%, 2/13/12	45,000	45,000,000
0.46%, 4/09/12	125,000	125,000,000
Norinchukin Bank, New York, 0.18%, 2/01/12	50,000	50,000,000
Rabobank Nederland N.V., New York:
0.43%, 3/01/12	91,500	91,500,000
0.47%, 4/23/12	45,000	45,000,000
Royal Bank of Canada, New York:
0.52%, 2/29/12 (c)	80,000	80,000,000
0.59%, 4/10/12 (c)	100,000	100,000,000
Svenska Handelsbanken, New York:
0.50%, 3/29/12	21,000	21,000,000
0.45%, 5/16/12	33,000	33,000,000
Toronto Dominion Bank, New York:
0.37%, 4/17/12	60,500	60,500,000
0.20%, 4/20/12	100,000	100,000,000
Total Certificates of Deposit – 38.7%		1,851,405,000

Commercial Paper
Antalis US Funding Corp., 0.60%, 2/28/12 (d)	24,000	23,989,200
Atlantis One Funding Corp., 0.28%, 2/13/12 (d)	50,000	49,995,333
Barton Capital LLC, 0.45%, 3/01/12 (d)	38,000	37,986,225
Charta LLC, 0.32%, 3/19/12 (d)	30,880	30,867,099
Credit Suisse New York, 0.47%, 2/21/12 (d)	25,000	24,993,472
JPMorgan Chase & Co., 0.32%, 3/16/12 (c)	50,000	50,000,000
Jupiter Securitization Co. LLC, 0.22%, 2/27/12 (d)	79,250	79,237,408
Kells Funding LLC:
0.50%, 2/15/12 (c)	55,500	55,500,000
0.57%, 3/01/12 (c)	75,000	75,000,000
National Australia Funding Delaware, Inc.:
0.49%, 6/18/12 (d)	35,000	34,934,258
0.47%, 7/03/12 (d)	42,000	41,916,105
Salisbury Receivables Company LLC, 0.42%, 3/01/12 (d)	50,000	49,983,083
Sheffield Receivables Corp., 0.35%, 3/13/12 (d)	50,000	49,980,070
Starbird Funding Corp., 0.77%, 2/28/12 (d)	10,000	9,994,225
UBS Finance Delaware LLC, 0.48%, 2/13/12 (d)	100,000	99,984,000
Westpac Banking Corp.:
0.50%, 6/27/12 (d)	19,705	19,664,769
0.50%, 7/09/12 (d)	67,000	66,852,042
0.49%, 8/13/12 (d)	50,500	50,366,652
Total Commercial Paper – 17.8%		851,243,941

Corporate Notes – 2.1%	Par (000)	Value
JPMorgan Chase Bank N.A., 0.60%, 2/15/13 (c)	$101,820	$101,820,000

Municipal Bonds
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007G-1 VRDN (JPMorgan Chase Bank N.A. LOC), 0.02%, 2/07/12 (b)	50,000	50,000,000
Colorado Public Schools Series 2011A-1 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. LOC), 0.10%, 2/07/12 (b)	11,600	11,600,000
Colorado Public Schools Series 2011A-2 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. LOC), 0.10%, 2/07/12 (b)	15,300	15,300,000
Colorado Public Schools Series 2011A-4 VRDN (AGM Insurance, Royal Bank of Canada LOC), 0.12%, 2/07/12 (b)	7,000	7,000,000
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.08%, 2/07/12 (b)	19,660	19,660,000
Kansas Department of Transportation RB Series 2002B-3 VRDN (Barclays Bank Plc SBPA), 0.03%, 2/07/12 (b)	43,815	43,815,000
Loudoun County IDA RB (Howard Hughes Medical Institute Project) Series 2003B VRDN, 0.02%, 2/07/12 (b)	65,745	65,745,000
Maryland Community Development Administration Department of Housing & Community Development RB (Residential Project) Series 2006J AMT VRDN (State Street Bank & Trust Co. SBPA), 0.07%, 2/07/12 (b)	57,000	57,000,000
New Jersey Transportation Trust Fund Authority RB SPEARS (Transportation System Project) Series 2007DB-447 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.18%, 2/07/12 (b)(e)(f)	20,040	20,040,000
New York Housing Financing Agency RB (Kew Gardens Hills Project) Series 2003A VRDN (Fannie Mae Guaranty), 0.06%, 2/07/12 (b)	33,530	33,530,000
University of California RB Series 2011Z-1 VRDN, 0.12%, 2/07/12 (b)	17,000	17,000,000
Total Municipal Bonds – 7.1%		340,690,000

Closed-End Investment Companies (b)(e)
California – 0.3%
Nuveen California Performance Plus Municipal Fund, Inc. Series 2010-1-810 VRDP (Citibank N.A. Liquidity Facility), 0.20%, 2/07/12	4,200	4,200,000
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. Liquidity Facility), 0.20%, 2/07/12	5,000	5,000,000
Nuveen California Select Quality Municipal Fund, Inc. Series 2010-1-1589 VRDP (Citibank N.A. Liquidity Facility), 0.20%, 2/07/12	5,000	5,000,000

		14,200,000
Multi-State – 0.1%
Nuveen Premier Insured Municipal Income Fund, Inc. Series 2010-1-1309 VRDP (Citibank N.A. Liquidity Facility), 0.22%, 2/07/12	6,900	6,900,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2012	5

Schedule of Investments (continued)	TempCash (Percentages shown are based on Net Assets)

Closed-End Investment Companies (b)(e)	Par (000)	Value
New York – 0.4%
Nuveen New York Investment Quality Municipal
Fund, Inc. Series 2010-1-1123 VRDP (Citibank N.A. Liquidity Facility), 0.20%, 2/07/12	$8,700	$8,700,000
Nuveen New York Select Quality Municipal Fund,
Inc. Series 2010-1-1648 VRDP (Citibank N.A. Liquidity Facility), 0.20%, 2/07/12	8,200	8,200,000

		16,900,000
Total Closed-End Investment Companies – 0.8%		38,000,000

Time Deposits
Natixis S.A., 0.22%, 2/01/12	186,000	186,000,000
Svenska Handelsbanken AB, 0.11%, 2/01/12	75,000	75,000,000
Total Time Deposits – 5.4%		261,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes, 0.16%, 8/01/12 (d)	50,000	49,959,556
Fannie Mae Variable Rate Notes: (c)
0.27%, 7/26/12	58,000	57,994,414
0.30%, 8/23/12	50,000	49,991,519
0.32%, 9/17/12	75,000	74,990,485
0.31%, 12/20/12	42,500	42,492,387
Federal Home Loan Bank Bonds, 0.36%, 9/07/12	79,200	79,200,000
Freddie Mac Discount Notes: (d)
0.15%, 2/15/12	58,500	58,496,588
0.13%, 8/14/12	50,000	49,964,792
Freddie Mac Variable Rate Notes: (c)
0.26%, 1/24/13	45,000	44,982,220
0.24%, 9/13/13	108,400	108,293,784
Total U.S. Government Sponsored Agency Obligations – 12.9%		616,365,745

U.S. Treasury Obligations
U.S. Treasury Notes:
0.88%, 2/29/12	41,000	41,023,173
0.63%, 7/31/12	50,000	50,131,711
4.38%, 8/15/12	25,000	25,573,280
0.38%, 8/31/12	35,000	35,053,933
4.13%, 8/31/12	10,000	10,232,102
0.38%, 9/30/12	20,000	20,033,375
4.25%, 9/30/12	25,000	25,681,338
3.38%, 11/30/12	20,500	21,053,184
Total U.S. Treasury Obligations – 4.8%		228,782,096

Repurchase Agreements
Citigroup Global Markets, Inc., 0.35%, 2/01/12	50,000	50,000,000

(Purchased on 1/31/12 to be repurchased at $50,000,486, collateralized by various U.S. government sponsored agency obligations, 0.00% to 4.50% due from 6/25/27 to 4/20/40, aggregate par and fair value of $76,768,747 and $53,500,000, respectively)

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.72%, 2/01/12 (b)	$58,500	$58,500,000
(Purchased on 12/23/11 to be repurchased at $58,500,000, collateralized by U.S. Treasury obligation, 2.00% due at 1/15/16, par and fair value of $46,650,200 and $60,335,148, respectively)
Deutsche Bank Securities Inc., 0.24%, 2/01/12	262,187	262,187,000

(Purchased on 1/31/12 to be repurchased at $262,188,748, collateralized by various U.S. government sponsored agency obligations, 2.17% to 6.26% due from 4/01/14 to 5/01/42, aggregate par and fair value of $915,642,497 and $270,052,610, respectively)

JPMorgan Securities Inc., 0.50%, 2/01/12	75,000	75,000,000

(Purchased on 1/31/12 to be repurchased at $75,001,042, collateralized by various corporate/debt obligations, 2.55% to 12.25% due from 2/01/12 to 11/15/34, aggregate par and fair value of $78,993,806 and $80,250,567, respectively)

RBS Securities Inc., 0.25%, 2/01/12	50,000	50,000,000

(Purchased on 1/31/12 to be repurchased at $50,000,347, collateralized by various U.S. government sponsored agency obligations, 4.00% to 6.00% due from 9/01/26 to 10/01/37, aggregate par and fair value of $159,208,210 and $51,500,353, respectively)

Total Repurchase Agreements – 10.4%		495,687,000
Total Investments (Cost $4,784,993,782*) – 100.0%		4,784,993,782
Other Assets Less Liabilities – 0.0%		1,975,112

Net Assets – 100.0%		$4,786,968,894

*	Cost for federal income tax purposes.
(a)	Issuer is a US branch of a foreign domiciled bank.
(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Rate shown reflects the discount rate at the time of purchase.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

6	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2012

Schedule of Investments (concluded)	TempCash

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$4,784,993,782	–	$4,784,993,782

[1]	See above Schedule of Investments for values in each security type.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2012	7

Schedule of Investments January 31, 2012 (Unaudited)	TempFund (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Yankee – 41.3% (a)
Bank of Montreal, Chicago:
0.20%, 2/01/12	$300,000	$300,000,000
0.10%, 2/02/12	500,000	500,000,000
0.10%, 2/03/12	581,141	581,141,000
Bank of Nova Scotia, Houston:
0.28%, 2/21/12	300,000	300,000,000
0.28%, 3/21/12	200,000	200,000,000
0.48%, 6/26/12	290,000	290,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.41%, 2/07/12	675,000	675,000,000
0.45%, 4/11/12	800,000	800,000,000
Credit Suisse New York, 0.53%, 4/10/12	640,000	640,000,000
Deutsche Bank A.G., New York:
0.39%, 2/13/12	804,000	804,000,000
0.48%, 4/30/12	502,000	502,000,000
Lloyds TSB Bank Plc, New York:
0.24%, 2/03/12	525,000	525,000,000
0.70%, 2/14/12 (b)	746,145	746,145,000
0.21%, 2/27/12	440,000	440,000,000
Mizuho Corporate Bank, New York:
0.20%, 2/13/12	240,000	240,000,000
0.20%, 2/21/12	715,000	715,000,000
0.20%, 2/24/12	100,000	99,998,729
0.35%, 3/06/12	800,000	800,000,000
National Australia Bank Ltd., New York:
0.39%, 2/10/12 (c)	343,000	343,000,000
0.30%, 4/12/12	400,000	400,000,000
0.47%, 5/18/12 (c)	175,000	175,000,000
0.49%, 6/18/12	225,000	225,000,000
Nordea Bank Finland Plc, New York, 0.42%, 2/13/12	455,000	455,000,000
Norinchukin Bank, New York:
0.18%, 2/01/12	420,000	420,000,000
0.18%, 2/07/12	920,000	920,000,000
Rabobank Nederland N.V., New York:
0.43%, 3/01/12	677,000	677,000,000
0.47%, 4/23/12	500,000	500,000,000
0.39%, 5/08/12 (c)	700,000	700,000,000
Royal Bank of Canada, New York:
0.52%, 2/29/12 (c)	675,000	675,000,000
0.59%, 4/10/12 (c)	1,069,500	1,069,500,000
0.47%, 5/16/12 (c)	325,000	325,000,000
Sumitomo Mitsui Banking Corp., New York:
0.41%, 2/17/12	90,000	90,008,384
0.25%, 3/26/12	400,000	400,000,000
Sumitomo Trust & Banking Co. Ltd., New York:
0.14%, 2/02/12	500,000	500,000,000
0.25%, 2/16/12	250,000	250,000,000
Svenska Handelsbanken, New York:
0.51%, 3/29/12	180,170	180,171,424
0.30%, 4/23/12	190,000	190,000,000
0.45%, 5/16/12	295,000	295,000,000
Toronto Dominion Bank, New York:
0.24%, 3/19/12	350,000	350,000,000
0.24%, 3/20/12	297,000	297,000,000
0.20%, 4/20/12	400,000	400,000,000
0.20%, 4/23/12	500,000	500,000,000

		19,494,964,537

Total Certificates of Deposit – 41.3%		19,494,964,537

Commercial Paper	Par (000)	Value

Amsterdam Funding Corp., 0.18%, 3/01/12 (d)	$36,000	$35,994,780
Antalis US Funding Corp., 0.60%, 2/28/12 (d)	206,000	205,907,300
Argento Variable Funding Co. LLC:
0.25%, 2/23/12 (d)	40,000	39,993,889
0.25%, 2/27/12 (d)	90,000	89,983,750
Atlantis One Funding Corp., 0.24%, 2/27/12 (d)	75,000	74,987,000
Barton Capital LLC, 0.45%, 2/29/12 (d)	360,500	360,373,825
Bryant Park Funding LLC:
0.18%, 2/21/12 (d)	145,000	144,985,500
0.18%, 2/23/12 (d)	31,359	31,355,551
0.17%, 2/24/12 (d)	71,039	71,031,284
Cancara Asset Securitisation LLC:
0.32%, 2/01/12 (d)	200,000	200,000,000
0.26%, 2/21/12 (d)	40,000	39,994,222
0.25%, 2/27/12 (d)	110,000	109,980,139
Chariot Funding LLC, 0.13%, 2/13/12 (d)	100,000	99,995,667
Commonwealth Bank of Australia, 0.50%, 7/06/12 (d)	270,500	269,913,917
Credit Suisse New York, 0.47%, 2/22/12 (d)	602,000	601,834,952
DnB NOR Bank ASA, 0.53%, 4/12/12 (d)	125,000	124,869,340
Grampian Funding LLC, 0.25%, 2/15/12 (d)	175,000	174,982,986
JPMorgan Chase & Co., 0.32%, 3/16/12 (c)	395,000	395,000,000
Jupiter Securitization Co. LLC, 0.13%, 2/13/12 (d)	121,367	121,361,741
Kells Funding LLC:
0.50%, 2/15/12 (c)	109,000	109,000,000
0.50%, 2/16/12 (c)	300,000	300,000,000
0.57%, 3/01/12 (c)	125,000	125,000,000
MetLife Short Term Funding LLC:
0.24%, 4/16/12 (d)	118,009	117,949,996
0.24%, 5/01/12 (d)	60,000	59,964,000
National Australia Funding Delaware, Inc., 0.47%, 7/03/12 (d)	529,000	527,943,323
Nieuw Amsterdam Receivables Corp., 0.51%, 5/21/12 (d)	108,000	107,831,700
Nordea North America, Inc., 0.40%, 5/23/12 (d)	233,305	233,014,665
Old Line Funding LLC:
0.25%, 5/21/12 (d)	90,084	90,015,186
0.32%, 7/27/12 (d)	50,094	50,015,185
Starbird Funding Corp., 0.77%, 2/28/12 (d)	90,000	89,948,025
Thames Asset Global Securitization No. 1 Inc.:
0.24%, 2/08/12 (d)	104,747	104,742,214
0.24%, 2/21/12 (d)	230,000	229,969,972
UBS Finance Delaware LLC:
0.48%, 2/13/12 (d)	800,000	799,872,000
0.21%, 2/14/12 (d)	400,500	400,469,629
Variable Funding Capital Corp., 0.21%, 2/27/12 (d)	45,000	44,993,175
Westpac Banking Corp.:
0.50%, 6/27/12 (d)	180,295	179,926,898
0.50%, 7/05/12 (d)	185,000	184,601,736
0.50%, 7/09/12 (d)	554,000	552,776,583
0.49%, 8/13/12 (d)	663,000	661,249,312
Windmill Funding Corp., 0.18%, 3/01/12 (d)	26,000	25,996,230

Total Commercial Paper – 17.4%		8,187,825,672

8	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2012

Schedule of Investments (continued)	TempFund (Percentages shown are based on Net Assets)

Corporate Notes	Par (000)	Value

JPMorgan Chase Bank N.A., 0.60%, 2/15/13 (c)	$752,200	$752,200,000
Royal Bank Of Scotland Plc, 0.75%, 2/15/12 (b)	365,000	365,000,000

Total Corporate Notes – 2.4%		1,117,200,000

Municipal Bonds
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007B-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.03%, 2/07/12 (b)	53,580	53,580,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008A-1 VRDN (JPMorgan Chase Bank N.A. LOC), 0.03%, 2/07/12 (b)	99,750	99,750,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008B-1 VRDN (Bank of America N.A. LOC), 0.03%, 2/07/12 (b)	54,845	54,845,000
California GO Series 2005B-1 VRDN (Bank of America N.A. LOC), 0.08%, 2/07/12 (b)	20,000	20,000,000
California GO Series 2005B-4 VRDN (JPMorgan Chase Bank N.A. LOC), 0.07%, 2/07/12 (b)	49,100	49,100,000
California GO Series 2005B-7 VRDN (JPMorgan Chase Bank N.A. LOC), 0.03%, 2/01/12 (b)	47,300	47,300,000
California Housing Finance Agency Home Mortgage RB Series 2001U VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.06%, 2/07/12 (b)	21,565	21,565,000
California Housing Finance Agency Home Mortgage RB Series 2002J VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.06%, 2/07/12 (b)	20,700	20,700,000
California Housing Finance Agency Home Mortgage RB Series 2003F AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.06%, 2/07/12 (b)	67,645	67,645,000
California Housing Finance Agency Home Mortgage RB Series 2005D AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.06%, 2/07/12 (b)	42,700	42,700,000
California Housing Finance Agency Home Mortgage RB Series 2005D AMT VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.06%, 2/07/12 (b)	44,755	44,755,000
California Housing Finance Agency Home Mortgage RB Series 2005H VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.06%, 2/07/12 (b)	115,695	115,695,000
California Housing Finance Agency Home Mortgage RB Series 2008D AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.05%, 2/07/12 (b)	19,410	19,410,000
Charlotte COP (NASCAR Project) Series 2009D VRDN (Bank of America N.A. LOC), 0.22%, 2/07/12 (b)	14,400	14,400,000
Chattanooga Health, Education & Housing Facility Board RB (Catholic Health Initiatives Project) Series 2004C VRDN, 0.06%, 2/07/12 (b)	36,260	36,260,000
Connecticut Health & Educational Facility Authority RB (New Haven Hospital Project) Series 2008L-1 VRDN (Bank of America N.A. LOC), 0.07%, 2/07/12 (b)	21,800	21,800,000

Municipal Bonds	Par (000)	Value

Connecticut Housing Finance Authority RB (Housing Mortgages Finance Program Project) Series 2008E AMT VRDN (Bank of America N.A. SBPA), 0.08%, 2/07/12 (b)	$88,000	$88,000,000
Connecticut Housing Finance Authority RB Series 2010A-6 VRDN (Bank of America N.A. SBPA), 0.16%, 2/07/12 (b)	9,200	9,200,000
District of Columbia GO Series 2008C-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.08%, 2/07/12 (b)	78,552	78,552,000
Gulf Coast Waste Disposal Authority RB (Exxon Mobil Project) Series 2003 VRDN, 0.04%, 2/01/12 (b)	24,800	24,800,000
Harris County Health Facilities Development Corp. RB (Texas Children’s Hospital Project) Series 1999B-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.08%, 2/07/12 (b)	44,080	44,080,000
Harris County IDRB (Exxon Project) Series 1997 VRDN, 0.04%, 2/01/12 (b)	14,700	14,700,000
Illinois Finance Authority RB (Edward Hospital Project) Series 2009A VRDN (Bank of America N.A. LOC), 0.10%, 2/07/12 (b)	34,000	34,000,000
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.08%, 2/07/12 (b)	55,040	55,040,000
JEA Water & Sewer System RB Series 2008A-2 VRDN (JPMorgan Chase & Co. SBPA), 0.08%, 2/07/12 (b)	28,715	28,715,000
Michigan Finance Authority RB (Unemployment Obligation Assessment Project) Series 2011 VRDN (Citibank N.A. LOC), 0.11%, 2/07/12 (b)	74,000	74,000,000
Minneapolis & St Paul Housing & Redevelopment Authority RB (Allina Health Project) Series 2007C-2 VRDN (Wells Fargo Bank N.A. LOC), 0.05%, 2/07/12 (b)	51,400	51,400,000
Mississippi Business Finance Commission RB (Chevron USA, Inc. Project) Series 2010K VRDN (Chevron Corp. Guaranty), 0.04%, 2/01/12 (b)	35,000	35,000,000
Mississippi Business Finance Commission RB (Chevron USA, Inc. Project) Series 2010L VRDN (Chevron Corp. Guaranty), 0.06%, 2/01/12 (b)	30,000	30,000,000
Port of Port Arthur Navigation District RB (Texaco Inc. Project) Series 1994 VRDN, 0.04%, 2/01/12 (b)	35,000	35,000,000
Sacramento Municipal Utility District RB Series 2008J VRDN (Bank of America N.A. LOC), 0.06%, 2/07/12 (b)	71,440	71,440,000
Sacramento Transportation Authority Measure A Sales Tax RB Series 2009B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.03%, 2/07/12 (b)	103,100	103,100,000
Shelby County GO (Public Improvement & School Project) Series 2006B VRDN (CalSTRS SBPA, State Street Bank & Trust Co. SBPA), 0.06%, 2/07/12 (b)	55,250	55,250,000
Texas GO Series 2003 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.15%, 2/07/12 (b)	24,865	24,865,000
Texas RB PUTTERS Series 2011-3945 VRDN (JPMorgan Chase & Co. SBPA), 0.08%, 2/01/12 (b)(e)(f)	50,000	50,000,000
Texas RB PUTTERS Series 2011-3946 VRDN (JPMorgan Chase & Co. SBPA), 0.08%, 2/01/12 (b)(e)(f)	55,380	55,380,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2012	9

Schedule of Investments (continued)	TempFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas RB PUTTERS Series 2011-3953 VRDN (JPMorgan Chase & Co. SBPA), 0.08%, 2/01/12 (b)(e)(f)	$99,265	$99,265,000
Texas RB PUTTERS Series 2011-3964 VRDN (JPMorgan Chase & Co. SBPA), 0.08%, 2/01/12 (b)(e)(f)	125,000	125,000,000

Total Municipal Bonds – 4.1%		1,916,292,000

Closed-End Investment Companies (b)(e)
California – 0.0%
Nuveen California Performance Plus Municipal Fund, Inc. Series 2010-1-810 VRDP (Citibank N.A. Liquidity Facility), 0.20%, 2/07/12	4,300	4,300,000
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. Liquidity Facility), 0.20%, 2/07/12	5,000	5,000,000
Nuveen California Select Quality Municipal Fund, Inc. Series 2010-1-1589 VRDP (Citibank N.A. Liquidity Facility), 0.20%, 2/07/12	5,000	5,000,000

		14,300,000

Multi-State – 0.0%
Nuveen Premier Insured Municipal Income Fund, Inc. Series 2010-1-1309 VRDP (Citibank N.A. Liquidity Facility), 0.22%, 2/07/12	7,000	7,000,000

New York – 0.1%
Nuveen New York Investment Quality Municipal Fund, Inc. Series 2010-1-1123 VRDP (Citibank N.A. Liquidity Facility), 0.20%, 2/07/12	8,600	8,600,000
Nuveen New York Quality Income Municipal Fund, Inc. Series 2010-1-1617 VRDP (Citibank N.A. Liquidity Facility), 0.20%, 2/07/12	8,500	8,500,000
Nuveen New York Select Quality Municipal Fund, Inc. Series 2010-1-1648 VRDP (Citibank N.A. Liquidity Facility), 0.20%, 2/07/12	8,200	8,200,000

		25,300,000

Total Closed-End Investment Companies – 0.1%		46,600,000

Time Deposits
Barclays Bank Plc, 0.11%, 2/01/12	780,000	780,000,000
Chase Bank USA, 0.01%, 2/01/12	564,000	564,000,000
Natixis S.A., 0.25%, 2/01/12	410,000	410,000,000
Svenska Handelsbanken AB, 0.11%, 2/01/12	1,100,000	1,100,000,000

Total Time Deposits – 6.0%		2,854,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes: (c)
0.27%, 7/26/12	571,000	570,945,009
0.30%, 8/23/12	700,000	699,881,267
0.32%, 9/17/12	710,000	709,909,919
0.31%, 12/20/12	458,000	457,917,958
Federal Home Loan Bank Bonds:
0.12%, 2/27/12	100,000	99,995,142
0.25%, 8/17/12	81,000	81,011,481
0.36%, 9/07/12	537,000	537,000,000
Federal Home Loan Bank Discount Notes,
0.11%, 7/11/12 (d)	250,000	249,877,014
Freddie Mac Discount Notes, 0.16%,
2/16/12 (d)	130,000	129,991,333

U.S. Government Sponsored Agency Obligations	Par (000)	Value

Freddie Mac Variable Rate Notes: (c)
0.26%, 1/24/13	$388,000	$387,846,693
0.34%, 9/03/13	100,000	99,967,938
0.23%, 9/13/13	1,720,000	1,718,314,682

Total U.S. Government Sponsored Agency Obligations – 12.2%		5,742,658,436

U.S. Treasury Obligations
U.S. Treasury Notes:
0.88%, 2/29/12	310,000	310,175,209
0.63%, 7/31/12	523,000	524,381,939
1.75%, 8/15/12	455,000	458,932,443
0.38%, 8/31/12	447,000	447,689,650
4.13%, 8/31/12	326,000	333,513,319
1.38%, 9/15/12	98,000	98,757,835
0.38%, 9/30/12	230,000	230,383,739
3.38%, 11/30/12	187,000	192,046,107

Total U.S. Treasury Obligations – 5.5%		2,595,880,241

Repurchase Agreements
Barclays Capital, Inc., 0.35%, 2/01/12	100,000	100,000,000

(Purchased on 1/31/12 to be repurchased at $100,000,972, collateralized by various state sponsored obligations, 0.00% to 7.05% due from 12/15/16 to 12/01/44,aggregate par and fair value of $95,481,681 and $107,000,000,respectively)

Barclays Capital, Inc., 0.40%, 2/01/12	140,000	140,000,000

(Purchased on 1/31/12 to be repurchased at $140,001,556, collateralized by various corporate/debt and U.S. Treasury obligations, 0.25% to 12.25% due from 3/01/13 to 5/15/68, aggregate par and fair value of $141,425,485 and $149,033,367, respectively)

Barclays Capital, Inc., 0.68%, 2/29/12	410,000	410,000,000

(Purchased on 1/30/12 to be repurchased at $410,232,333, collateralized by various corporate/debt obligations, 2.50% to 13.50% due from 1/23/13 to 12/29/49, aggregate par and fair value of $436,902,200 and $438,700,000, respectively)

Credit Suisse Securities (USA) LLC, 0.19%, 2/01/12	650,000	650,000,000

(Purchased on 1/31/12 to be repurchased at $650,003,431, collateralized by various U.S. Treasury obligations, 0.25% to 4.00%due from 11/30/12 to 2/15/15, aggregate par and fair value of $627,540,500 and $663,001,386, respectively)

Deutsche Bank Securities Inc., 0.12%, 2/01/12	450,000	450,000,000

(Purchased on 1/25/12 to be repurchased at $450,010,500, collateralized by various U.S. government sponsored agency obligations, 3.50% to 7.00% due from 12/01/30 to 1/01/42, aggregate par and fair value of $466,202,486 and $463,592,801, respectively)

10	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2012

Schedule of Investments (continued)	TempFund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities Inc., 0.24%, 2/01/12	$1,228,574	$1,228,574,000

(Purchased on 1/31/12 to be repurchased at $1,228,582,190, collateralized by various U.S. government sponsored agency obligations, 2.38% to 12.50% due from 3/15/12 to 10/20/58, aggregate par and fair value of $1,788,436,127 and $1,260,643,489, respectivel

HSBC Securities (USA) Inc., 0.18%, 2/01/12	50,000	50,000,000

(Purchased on 1/31/12 to be repurchased at $50,000,250, collateralized by various corporate/debt obligations, 2.00% to 9.38% due from 2/15/12 to 9/15/41, aggregate par and fair value of $48,261,997 and $53,501,661, respectively)

HSBC Securities (USA) Inc., 0.18%, 2/01/12	500,000	500,000,000
(Purchased on 1/31/12 to be repurchased at $500,002,500, collateralized by U.S. Treasury obligation, 0.13% due at 9/30/13, par and fair value of $510,425,000 and $510,001,380, respectively)
HSBC Securities (USA) Inc., 0.22%, 2/01/12	50,000	50,000,000

(Purchased on 1/31/12 to be repurchased at $50,000,306, collateralized by various corporate/debt obligations, 2.00% to 9.50% due from 6/05/12 to 6/02/41, aggregate par and fair value of $48,657,711 and $53,501,110, respectively)

JPMorgan Securities Inc., 0.55%, 2/10/12	200,000	200,000,000

(Purchased on 1/11/12 to be repurchased at $200,091,667, collateralized by various corporate/debt obligations, 2.40% to 12.50% due from 7/15/12 to 12/21/35, aggregate par and fair value of $220,635,902 and $214,000,436, respectively)

Morgan Stanley & Co., 0.25%, 2/01/12	100,000	100,000,000

(Purchased on 1/31/12 to be repurchased at $100,000,694, collateralized by various U.S. government sponsored agency obligations, 2.43% to 6.00% due from 5/01/36 to 5/01/41, aggregate par and fair value of $236,554,192 and $103,000,000, respectively)

PNC Bank N.A., 0.24%, 2/01/12 (g)	93,500	93,500,000

(Purchased on 1/31/12 to be repurchased at $93,500,623, collateralized by U.S.government sponsored agency obligation, 4.50% due at 9/01/41, par and fair value of $231,373,599 and $242,736,357, respectively)

UBS Securities LLC, 0.25%, 2/01/12	700,000	700,000,000

(Purchased on 1/31/12 to be repurchased at $700,004,861, collateralized by various U.S. government sponsored agency obligations, 0.00% to 10.50% due from 1/25/18 to 12/01/41, aggregate par and fair value of $679,860,924 and $721,000,000, respectively)

Repurchase Agreements	Par (000)	Value
UBS Securities LLC, 0.28%, 2/01/12	$500,000	$500,000,000

(Purchased on 1/31/12 to be repurchased at $500,003,889, collateralized by various corporate/debt obligations, 0.00% to 12.75% due from 2/01/12 to 12/31/99, aggregate par and fair value of $510,393,157 and $534,872,402, respectively)

Total Repurchase Agreements – 11.0%		5,172,074,000
Total Investments (Cost $47,127,494,886*) – 100.0%		47,127,494,886
Other Assets Less Liabilities – 0.0%		13,554,329

Net Assets – 100.0%		$47,141,049,215

*	Cost for federal income tax purposes.
(a)	Issuer is a US branch of a foreign domiciled bank.
(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Rate shown reflects the discount rate at the time of purchase.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities. (g) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par at October 31, 2011	Net Activity (Par)	Par at January 31, 2012	Income
PNC Bank N.A.	–	$93,500,000	$93,500,000	$32,440

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2012	11

Schedule of Investments (concluded)	TempFund

The following table summarizes the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$47,127,494,886	–	$47,127,494,886
[1]	See above Schedule of Investments for values in each security type.

12	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2012

Schedule of Investments January 31, 2012 (Unaudited)	T-Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.08%, 2/16/12	$42,000	$41,998,600
0.04%, 3/01/12	50,000	49,998,590
0.05%, 3/01/12	50,000	49,998,188
0.07%, 3/08/12	100,000	99,993,250
0.26%, 3/08/12	45,000	44,988,300
0.05%, 3/15/12	125,000	124,992,493
0.05%, 4/12/12	70,000	69,993,718
0.07%, 4/19/12	20,050	20,047,176
0.08%, 5/31/12	150,000	149,962,500
0.05%, 6/14/12	200,000	199,962,778
0.07%, 7/05/12	100,000	99,972,014
0.06%, 7/12/12	100,000	99,975,250
0.07%, 7/26/12	100,000	99,965,778
0.08%, 8/02/12	500,000	499,795,038
0.10%, 8/23/12	139,725	139,649,331
0.10%, 11/15/12	155,000	154,876,000
U.S. Treasury Notes:
1.38%, 2/15/12	420,360	420,571,482
0.88%, 2/29/12	559,500	559,841,922
4.63%, 2/29/12	100,000	100,354,178
1.00%, 4/30/12	500,000	501,105,808
1.38%, 5/15/12	200,000	200,699,216
0.75%, 5/31/12	140,000	140,289,530
0.63%, 6/30/12	194,000	194,432,658
1.50%, 7/15/12	550,000	553,514,582
0.63%, 7/31/12	225,000	225,589,522
4.63%, 7/31/12	221,000	225,951,962
1.75%, 8/15/12	100,000	100,886,249
0.38%, 8/31/12	350,025	350,556,380
4.13%, 8/31/12	73,000	74,675,522
1.38%, 9/15/12	75,000	75,581,547
4.25%, 9/30/12	100,000	102,726,383
1.38%, 10/15/12	200,000	201,753,667
1.38%, 11/15/12	85,000	85,795,127
0.50%, 11/30/12	150,000	150,442,029
Total U.S. Treasury Obligations – 34.1%		6,210,936,768

Repurchase Agreements
Barclays Capital, Inc., 0.18%, 2/01/12	968,000	968,000,000

(Purchased on 1/31/12 to be repurchased at $968,004,840, collateralized by various U.S. Treasury obligations, 0.00% due from 8/15/27 to 2/15/40, aggregate par and fair value of $1,761,321,880 and $987,360,000, respectively)

Barclays Capital, Inc., 0.13%, 2/07/12(b)	800,000	800,000,000

(Purchased on 1/31/12 to be repurchased at $800,040,444, collateralized by various U.S. Treasury obligations, 0.00% to 3.63% due from 8/31/16 to 5/15/24, aggregate par and fair value of $803,116,721 and $816,000,037, respectively)

Citigroup Global Markets, Inc., 0.19%, 2/01/12	840,000	840,000,000

(Purchased on 1/31/12 to be repurchased at $840,004,433, collateralized by various U.S. Treasury obligations, 0.38% to 5.25% due from 10/31/12 to 11/15/28, aggregate par and fair value of $803,918,400 and $856,800,113, respectively)

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.07%, 2/01/12	$400,000	$400,000,000

(Purchased on 1/25/12 to be repurchased at $400,005,444, collateralized by various U.S. Treasury obligations, 2.50% to 3.00% due from 7/15/12 to 7/15/16, aggregate par and fair value of $314,434,500 and $408,003,122, respectively)

Credit Suisse Securities (USA) LLC, 0.19%, 2/01/12	771,037	771,037,000

(Purchased on 1/31/12 to be repurchased at $771,041,069, collateralized by various U.S. Treasury obligations, 0.13% to 2.63% due from 4/15/12 to 7/15/21, aggregate par and fair value of $637,682,400 and $786,462,783, respectively)

Credit Suisse Securities (USA) LLC, 0.13%, 2/07/12	500,000	500,000,000

(Purchased on 1/31/12 to be repurchased at $500,012,639, collateralized by various U.S. Treasury obligations, 0.13% to 2.50% due from 7/15/15 to 1/15/22, aggregate par and fair value of $431,767,900 and $510,002,384, respectively)

Deutsche Bank Securities Inc., 0.11%, 2/01/12(b)	850,000	850,000,000

(Purchased on 1/18/12 to be repurchased at $850,036,361, collateralized by various U.S. Treasury obligations, 0.00% to 5.25% due from 5/31/12 to 5/15/41, aggregate par and fair value of $1,395,722,750 and $867,000,012, respectively)

Deutsche Bank Securities Inc., 0.20%, 2/01/12	2,233,380	2,233,380,000

(Purchased on 1/31/12 to be repurchased at $2,233,392,408, collateralized by various U.S. Treasury obligations, 0.25% to 6.63% due from 5/15/13 to 5/15/41, aggregate par and fair value of $1,961,016,700 and $2,278,047,675, respectively)

Deutsche Bank Securities Inc., 0.08%, 2/02/12(b)	700,000	700,000,000

(Purchased on 1/24/12 to be repurchased at $700,014,000, collateralized by various U.S. Treasury obligations, 0.00% to 6.25% due from 2/15/12 to 2/15/38, aggregate par and fair value of $781,932,801 and $714,000,098, respectively)

Deutsche Bank Securities Inc., 0.08%, 2/02/12	240,000	240,000,000

(Purchased on 1/26/12 to be repurchased at $240,003,733, collateralized by various U.S. Treasury obligations, 0.00% to 4.50% due from 2/23/12 to 8/15/39, aggregate par and fair value of $225,915,600 and $244,800,065, respectively)

HSBC Securities (USA) Inc., 0.18%, 2/01/12	580,004	580,004,000

(Purchased on 1/31/12 to be repurchased at $580,006,900, collateralized by various U.S. Treasury obligations, 0.00% due from 5/15/12 to 11/15/41, aggregate par and fair value of $834,093,601 and $591,607,506, respectively)

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2012	13

Schedule of Investments (concluded)	T-Fund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value

JPMorgan Securities Inc., 0.18%, 2/01/12	$650,000	$650,000,000

(Purchased on 1/31/12 to be repurchased at $650,003,250, collateralized by various U.S. Treasury obligations, 0.00% due from 11/15/12 to 2/15/27, aggregate par and fair value of $756,366,837 and $663,003,954, respectively)

Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.18%, 2/01/12	150,000	150,000,000
(Purchased on 1/31/12 to be repurchased at $150,000,750, collateralized by U.S. Treasury obligation, 0.00% due at 10/10/13, par and fair value of $153,161,500 and $153,000,068, respectively)
Morgan Stanley & Co., 0.08%, 2/01/12	400,000	400,000,000

(Purchased on 1/25/12 to be repurchased at $400,006,222, collateralized by various U.S. Treasury obligations, 1.38% to 6.63% due from 3/15/12 to 5/15/40, aggregate par and fair value of $351,010,000 and $408,000,092, respectively)

Morgan Stanley & Co., 0.20%, 2/01/12	703,000	703,000,000

(Purchased on 1/31/12 to be repurchased at $703,003,906, collateralized by various U.S. Treasury obligations, 1.00% to 4.25% due from 1/15/14 to 11/15/40, aggregate par and fair value of $658,906,000 and $717,060,117, respectively)

Morgan Stanley & Co., 0.12%, 2/06/12	200,000	200,000,000

(Purchased on 1/30/12 to be repurchased at $200,004,667, collateralized by various U.S. Treasury obligations, 1.88% to 4.38% due from 2/28/14 to 10/15/39, aggregate par and fair value of $170,607,400 and $206,119,124, respectively)

RBS Securities Inc., 0.20%, 2/01/12	1,138,003	1,138,003,000

(Purchased on 1/31/12 to be repurchased at $1,138,009,322, collateralized by various U.S. Treasury obligations, 1.50% to 3.75% due from 7/31/16 to 11/15/19, aggregate par and fair value of $1,031,605,200 and $1,160,765,958, respectively)

UBS Securities LLC, 0.20%, 2/01/12	366,000	366,000,000

(Purchased on 1/31/12 to be repurchased at $366,002,033, collateralized by various U.S. Treasury obligations, 0.00% to 1.75% due from 3/29/12 to 3/31/14, aggregate par and fair value of $367,714,600 and $373,320,024, respectively)

Total Repurchase Agreements – 68.6%		12,489,424,000
Total Investments (Cost $18,700,360,768*) – 102.7%		18,700,360,768
Liabilities in Excess of Other Assets – (2.7)%		(486,812,258)

Net Assets – 100.0%		$18,213,548,510

*	Cost for federal income tax purposes.
(a)	Rate shown reflects the discount rate at the time of purchase.
(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	–	$18,700,360,768	–	$18,700,360,768

[1]	See above Schedule of Investments for values in each security type.

14	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2012

Schedule of Investments January 31, 2012 (Unaudited)	Treasury Trust Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bills: (a)
0.01%, 2/02/12	$169,429	$169,428,976
0.02%, 2/02/12	399,800	399,799,778
0.03%, 2/02/12	15,000	14,999,987
0.04%, 2/02/12	9,100	9,099,990
0.01%, 2/09/12	775,000	774,999,139
0.01%, 2/16/12	400,000	399,998,162
0.02%, 2/16/12	200,000	199,998,427
0.01%, 2/23/12	50,000	49,999,694
0.02%, 2/23/12	371,741	371,737,057
0.03%, 2/23/12	250,000	249,995,417
0.05%, 2/23/12	15,000	14,999,588
0.03%, 3/01/12	375,000	374,991,367
0.04%, 3/01/12	37,500	37,498,943
0.05%, 3/01/12	337,500	337,486,974
0.01%, 3/08/12	50,000	49,999,500
0.07%, 3/08/12	125,000	124,991,525
0.01%, 3/15/12	433,000	432,995,195
0.05%, 3/15/12	77,010	77,005,401
0.01%, 3/22/12	260,000	259,998,194
0.03%, 4/05/12	224,075	224,065,041
0.02%, 4/12/12	350,000	349,986,589
0.03%, 4/19/12	275,000	274,982,125
0.06%, 5/03/12	300,000	299,958,292
0.08%, 8/02/12	110,000	109,954,999
0.10%, 8/23/12	11,000	10,994,078
U.S. Treasury Notes:
0.88%, 2/29/12	149,000	149,094,472
1.00%, 4/02/12	65,000	65,102,079
1.00%, 4/30/12	60,000	60,130,867
1.50%, 7/15/12	19,800	19,926,150
4.13%, 8/31/12	10,000	10,229,571
3.88%, 10/31/12	125,000	128,487,009

Total U.S. Treasury Obligations – 113.2%		6,052,934,586

Total Investments (Cost $6,052,934,586*) – 113.2%		6,052,934,586
Liabilities in Excess of Other Assets – (13.2)%		(707,643,219)

Net Assets – 100.0%		$5,345,291,367

*	Cost for federal income tax purposes.
(a)	Rate shown reflects the discount rate at the time of purchase.
—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	–	$6,052,934,586	–	$6,052,934,586

[1]	See above Schedule of Investments for values in each security type.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2012	15

Schedule of Investments January 31, 2012 (Unaudited)	MuniCash (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona – 1.2%
Ak-Chin Indian Community RB Series 2008 VRDN (Bank of America N.A. LOC), 0.08%, 2/07/12 (a)	$1,400	$1,400,000
Phoenix IDA Multi-Family Housing RB Series 2002A AMT VRDN (Federal Home Loan Bank LOC), 0.11%, 2/07/12 (a)	1,200	1,200,000
Phoenix IDA RB (Swift Aviation Services Inc. Project) Series 2002 VRDN (US Bank N.A. LOC), 0.10%, 2/01/12 (a)	1,105	1,105,000

		3,705,000
Arkansas – 1.6%
Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program Project) Series 2006E AMT VRDN (Fannie Mae Insurance, Ginnie Mae Insurance, State Street Bank & Trust Co. SBPA), 0.15%, 2/07/12 (a)	5,000	5,000,000
California – 15.8%
California RB Series 2011A2 RAN, 2.00%, 6/26/12	10,900	10,970,573
East Bay Municipal Utility District Water System Series 2012 TECP, 0.21%, 2/08/12	3,500	3,500,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding, Inc. SBPA, Morgan Stanley Municipal Funding, Inc. Guaranty), 0.18%, 2/07/12 (a)(b)(c)	877	877,000
Los Angeles County GO Series 2011A TRAN, 2.50%, 2/29/12	900	901,491
Los Angeles County GO Series 2011B TRAN, 2.50%, 3/30/12	2,100	2,107,179
Los Angeles County GO Series 2011C TRAN, 2.50%, 6/29/12	1,100	1,109,366
Los Angeles County Metropolitan Transportation Authority RB RBC Municipal Products, Inc. Trust Series 2011E-24 Mandatory Put Bonds (Royal Bank of Canada Credit Agreement, Royal Bank of Canada LOC), 0.12%, 4/02/12 (a)(b)	1,300	1,300,000
Los Angeles GO Series 2011 TRAN:
2.50%, 2/29/12	1,000	1,001,686
2.50%, 4/30/12	1,500	1,507,887
Redwood School District GO Series 2011 TRAN, 1.50%, 8/31/12	6,250	6,280,618
Riverside County GO Series 2011B TRAN, 2.00%, 6/29/12	1,000	1,006,816
Sacramento Financing Authority RB Municipal Trust Receipts Floaters Series 2011-4698 VRDN (Bank of America N.A. SBPA, Bank of America N.A. Guaranty), 0.34%, 2/07/12 (a)(b)(c)	6,830	6,830,000
South Coast Local Education Agencies RB Series 2011B TRAN, 2.00%, 5/15/12	1,000	1,004,540
Tulare County GO Series 2011 TRAN, 1.25%, 9/07/12	10,100	10,151,732

		48,548,888
Connecticut – 0.5%
Connecticut Housing Finance Authority RB Series 2011A-1 Mandatory Put Bonds, 0.30%, 7/25/12 (a)	1,500	1,500,000

Municipal Bonds	Par (000)	Value
Florida – 0.5%
Jacksonville Economic Development Commission IDRB (Tremron Jacksonville Project) Series 2000 AMT VRDN (Branch Banking & Trust Co. LOC), 0.14%, 2/07/12 (a)	$360	$360,000
Orlando Utilities Commission Utilities System RB Series 2011A VRDN, 0.19%, 8/28/12 (a)	1,100	1,100,000

		1,460,000
Georgia – 1.5%
Fulton County Development Authority Airport Facility RB (Flightsafety International, Inc. Project) Series 1999B AMT VRDN (Berkshire Hathaway Obligor LOC), 0.07%, 2/07/12 (a)	1,500	1,500,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997A AMT VRDN (Wells Fargo Bank N.A. LOC), 0.25%, 2/07/12 (a)	1,000	1,000,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997B VRDN (Wells Fargo Bank N.A. LOC), 0.25%, 2/07/12 (a)	1,000	1,000,000
Laurens County IDRB (Aladdin Manufacturing Corp. Project) Series 1997 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.25%, 2/07/12 (a)	1,000	1,000,000

		4,500,000
Illinois – 2.3%
Chicago IDRB (Promise Candy Project) Series 2001 AMT VRDN (LaSalle Bank N.A. LOC), 0.19%, 2/07/12 (a)	1,885	1,885,000
Chicago Transit Authority COP Series 2009 ROC-RR-II-R-11786 VRDN (AGM Insurance, Citibank N.A. SBPA), 0.28%, 2/07/12 (a)(b)(c)	1,265	1,265,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 VRDN (Bank of America N.A. LOC), 0.42%, 2/07/12 (a)	2,465	2,465,000
Illinois Finance Authority IDRB (Cano Packaging Corp. Project) Series 2001 AMT VRDN (Bank of America N.A. LOC), 0.19%, 2/07/12 (a)	1,430	1,430,000

		7,045,000
Indiana – 0.7%
Huntingburg Multi-Family Housing RB (Lincoln Village Apartments Project) Series 2000 AMT VRDN (Federal Home Loan Bank LOC), 0.14%, 2/07/12 (a)	2,050	2,050,000
Kansas – 2.0%
Kansas Development Finance Authority RB (Delaware Highlands Project) Series 2005C AMT VRDN (Federal Home Loan Bank LOC), 0.22%, 2/07/12 (a)	6,120	6,120,000
Kentucky – 0.7%
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.33%, 2/07/12 (a)	2,200	2,200,000
Louisiana – 3.0%
Ascension Parish RB (BASF Corp. Project) Series 1997 AMT VRDN (BASF Corp. Liquidity Facility), 0.24%, 2/07/12 (a)	2,400	2,400,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A VRDN (BASF Corp. Obligor), 0.25%, 2/07/12 (a)	6,000	6,000,000

16	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2012

Schedule of Investments (continued)	MuniCash (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Louisiana (concluded)
Louisiana Local Government Environmental Facilities Community Development Authority RB (Ouachita Christian School, Inc. Project) Series 2002 VRDN (JPMorgan Chase Bank N.A. LOC), 0.33%, 2/07/12 (a)	$710	$710,000

		9,110,000

Maryland – 1.4%
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.18%, 2/07/12 (a)	2,800	2,800,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.23%, 2/07/12 (a)	1,620	1,620,000

		4,420,000

Massachusetts – 0.5%
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN, 0.17%, 8/28/12 (a)	1,000	1,000,000
University of Massachusetts Building Authority RB Series 2011-2 VRDN (Massachusetts State Guaranteed), 0.17%, 8/28/12 (a)	495	495,000

		1,495,000

Michigan – 2.7%
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2010F-8 VRDN (Ascension Health Corporate Obligor), 0.17%, 8/28/12 (a)	3,000	3,000,000
Michigan Strategic Fund Ltd. Obligation RB (Amera Group LLC Project) Series 2000 AMT VRDN (JPMorgan Chase & Co. LOC), 0.28%, 2/07/12 (a)	2,400	2,400,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.33%, 2/07/12 (a)	2,000	2,000,000
Michigan Strategic Fund RB (Larsen Warden Project) Series 2008 VRDN (Standard Chartered Bank LOC), 0.51%, 2/07/12 (a)	1,000	1,000,000

		8,400,000

Minnesota – 3.1%
Minneapolis & St Paul Housing & Redevelopment Authority RB Series 2004B VRDN (AGM Insurance, US Bank N.A. SBPA), 0.06%, 2/01/12 (a)	9,000	9,000,000
Minneapolis Health Care System Revenue Authority RB RBC Municipal Products, Inc. Trust Series 2010E-19 Mandatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.15%, 4/02/12 (a)(b)	600	600,000

		9,600,000

Missouri – 4.5%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT VRDN (TD Bank N.A. LOC), 0.31%, 2/07/12 (a)	2,225	2,225,000
Missouri State Health & Educational Facilities Authority RB (BJC Health System Project) Series 2005B VRDN (U.S. Bank N.A. SBPA), 0.04%, 2/01/12 (a)	7,700	7,700,000

Municipal Bonds	Par (000)	Value

Missouri (concluded)
Palmyra IDA Solid Waste Disposal RB (BASF Corp. Project) Series 2002 AMT VRDN (BASF Aktiengesellsch Liquidity Facility), 0.25%, 2/07/12 (a)	$4,000	$4,000,000

		13,925,000

Nevada – 1.0%
Clark County RB (Apartment Revenue Project) Series 2011A MB, 2.00%, 6/19/12	3,050	3,066,152

New Hampshire – 0.3%
New Hampshire Business Finance Authority Industrial Facilities RB (JMT Properties LLC Project) Series 2002 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.23%, 2/07/12 (a)	1,005	1,005,000

New Jersey – 1.4%
Burlington County Bridge Commission RB (Soil Waste Project) Series 2011 TECP, 2.00%, 10/10/12	800	808,384
Burlington Township GO Series 2011 BAN, 1.25%, 3/23/12	2,305	2,307,076
Hopatcong Borough GO Series 2011 BAN, 1.25%, 8/03/12	1,200	1,203,656

		4,319,116

New York – 1.7%
New York Housing Development Corp. RB Series 2006J-1 Mandatory Put Bonds, 0.35%, 7/13/12 (a)	3,015	3,015,000
New York Tollway Authority RB Series 2011A BAN, 2.00%, 7/12/12	2,200	2,216,004

		5,231,004

North Carolina – 0.7%
Lee County Industrial Facilities & Pollution Control Financing Authority IDRB (Arden Corp. Project) Series 1999 AMT VRDN (Comerica Bank LOC), 0.18%, 2/07/12 (a)	1,450	1,450,000
Mecklenburg County Industrial Facilities PCRB (Piedmont Plastics Project) Series 1997 AMT VRDN (Branch Banking & Trust Co. LOC), 0.24%, 2/07/12 (a)	560	560,000

		2,010,000

Ohio – 3.4%
Avon GO Series 2011A BAN, 1.00%, 7/03/12	1,000	1,002,413
Lebanon GO (Water System Improvement Project) Series 2011 BAN, 1.15%, 3/30/12	2,000	2,001,417
Ohio RB (Development Assistance Project) Series 2011A BAN, 0.35%, 6/01/12	1,000	1,000,000
Ohio RB (Revitalization Project) Series 2011A BAN, 0.35%, 6/01/12	1,700	1,700,000
Sharonville GO Series 2011 BAN, 1.13%, 7/12/12	4,740	4,749,894

		10,453,724

Oklahoma – 1.3%
Muskogee Transport Authority IDRB (Metals USA, Inc. Project) Series 1998 AMT VRDN (Bank of America N.A. LOC), 0.23%, 2/07/12 (a)	3,850	3,850,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2012	17

Schedule of Investments (continued)	MuniCash (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania – 8.8%
Beaver County IDA RB (BASF Corp. Project) Series 1997 AMT VRDN (BASF Corp. Obligor), 0.24%, 2/07/12 (a)	$300	$300,000
Central Bradford Progress Authority RB (Robert Packer Hospital Project) Series 2011 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.08%, 2/07/12 (a)(b)	1,700	1,700,000
Emmaus General Authority RB Series 1996 VRDN (AGM Insurance, Wells Fargo Bank N.A. SBPA), 0.12%, 2/07/12 (a)	7,600	7,600,000
Emmaus General Authority RB Series 2000A VRDN (U.S. Bank NA LOC), 0.07%, 2/07/12 (a)	4,900	4,900,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008D VRDN (JPMorgan Chase Bank N.A. LOC), 0.06%, 2/01/12 (a)	955	955,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.38%, 2/07/12 (a)	2,635	2,635,000
Pennsylvania Higher Educational Facilities Authority RB (Gwynedd Mercy College Project) Series 2007-P1 VRDN (TD Bank N.A. LOC, TD Bank N.A. SBPA), 0.07%, 2/07/12 (a)	3,300	3,300,000
Philadelphia Airport RB SPEARS Series 2008DB-495 VRDN (Deutsche Bank A.G. SBPA), 0.18%, 2/07/12 (a)(b)(c)	5,705	5,705,000

		27,095,000

Rhode Island – 0.4%
Rhode Island GO Series 2011 TAN, 2.00%, 6/29/12	1,250	1,258,631

South Dakota – 1.2%
Spink County Solid Waste Disposal RB (United Feeders LLP Project) Series 2007 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.19%, 2/07/12 (a)	3,800	3,800,000

Tennessee – 1.9%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN, 0.17%, 8/28/12 (a)	5,950	5,950,000

Texas – 3.8%
Brazos River Harbor Navigation District Brazoria County RB (BASF Corp. Project) Series 2002 AMT VRDN (BASF Corp. Obligor), 0.25%, 2/07/12 (a)	5,000	5,000,000
Dallas Independent School District GO Series 2002 MB (PSF-GTD Insurance), 5.25%, 2/15/12	2,000	2,003,550
Harris County Cultural Education Facilities Finance Corp. RB (Methodist Hosp System Project) Series 2009 MB (The Methodist Hospital Obligor), 5.00%, 6/01/12	1,000	1,015,275
San Marcos IDRB (TB Woods, Inc. Project) Series 1999 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.23%, 2/07/12 (a)	3,000	3,000,000
Texas Municipal Power Agency RB Municipal Trust Receipts Floaters Series 2010-12C VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. SBPA), 0.08%, 2/07/12 (a)(b)(c)	565	565,000

		11,583,825

Municipal Bonds	Par (000)	Value

Virginia – 6.5%
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN (Inova Health System Obligated Group), 0.20%, 8/28/12 (a)	$1,500	$1,500,000
Richmond IDRB (PM Beef Co. Project) Series 1997 AMT VRDN (Bank of America N.A. LOC), 0.18%, 2/07/12 (a)	1,400	1,400,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program Project) Series 2006C VRDN (Wells Fargo Bank N.A. SBPA), 0.06%, 2/01/12 (a)	14,300	14,300,000
Virginia College Building Authority Educational Facilities RB (University of Richmond Project) Series 2006 VRDN (Wells Fargo Bank N.A. SBPA), 0.06%, 2/01/12 (a)	2,850	2,850,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-16 AMT VRDN (Wells Fargo Bank N.A. SBPA), 0.13%, 2/07/12 (a)(c)	45	45,000

		20,095,000

Washington – 1.6%
King County Series 2012A TECP (Bayerische Landesbank Girozentrale SBPA), 0.32%, 2/06/12	5,000	5,000,000

Wisconsin – 1.7%
Marshfield Housing Authority RB (Wildwood Regency Project) Series 2003 AMT VRDN (U.S. Bank N.A. LOC), 0.27%, 2/07/12 (a)	2,385	2,385,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.33%, 2/07/12 (a)	1,400	1,400,000
Racine Unified School District RB Series 2011 TRAN, 1.00%, 2/03/12	1,600	1,600,064

		5,385,064

Wyoming – 3.3%
Green River Solid Waste Disposal RB (OCI Wyoming LP Project) Series 1997 VRDN (Comerica Bank LOC), 0.18%, 2/07/12 (a)	4,000	4,000,000
Wyoming Community Development Authority RB Municipal Trust Receipts Floaters Series 2006-1424-R VRDN (Bank of America N.A. SBPA), 0.25%, 2/07/12 (a)(b)(c)	6,035	6,035,000

		10,035,000

Total Municipal Bonds – 81.0%		249,216,404

Closed-End Investment Companies (a)(b)
California – 8.1%
Nuveen California Investment Quality Municipal Fund, Inc. Series 2010-1-956 VRDP (Citibank N.A. Liquidity Facility), 0.20%, 2/07/12	5,000	5,000,000
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. Liquidity Facility), 0.20%, 2/07/12	10,000	10,000,000
Nuveen California Select Quality Municipal Fund, Inc. Series 2010-1-1589 VRDP (Citibank N.A. Liquidity Facility), 0.20%, 2/07/12	10,000	10,000,000

		25,000,000

18	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2012

Schedule of Investments (concluded)	MuniCash (Percentages shown are based on Net Assets)

Closed-End Investment Companies	Par (000)	Value

Multi-State – 4.1%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility), 0.21%, 2/07/12	$9,800	$9,800,000
Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509 VRDP (Deutsche Bank A.G. Liquidity Facility), 0.25%, 2/07/12	2,900	2,900,000

		12,700,000

New Jersey – 2.0%
Nuveen New Jersey Investment Quality Municipal Fund, Inc. Series 2010-1-1443 VRDP (Citibank N.A. Liquidity Facility), 0.22%, 2/07/12	4,000	4,000,000
Nuveen New Jersey Premium Income Municipal
Fund, Inc. Series 2010-1-886 VRDP (Citibank N.A. Liquidity Facility), 0.22%, 2/07/12	2,000	2,000,000

		6,000,000

New York – 2.8%
Nuveen New York Quality Income Municipal Fund, Inc. Series 2010-1-1617 VRDP (Citibank N.A. Liquidity Facility), 0.20%, 2/07/12	8,500	8,500,000

Pennsylvania – 1.8%
Nuveen Pennsylvania Investment Quality Municipal Fund, Inc. Series 2010-1-1125 VRDP (Citibank N.A. Liquidity Facility), 0.22%, 2/07/12	3,000	3,000,000
Nuveen Pennsylvania Premium Income Municipal Fund, Inc. II Series 2010-1-1000 VRDP (Citibank N.A. Liquidity Facility), 0.22%, 2/07/12	2,500	2,500,000

		5,500,000

Total Closed-End Investment Companies – 18.8%		57,700,000

Total Investments (Cost $306,916,404*) – 99.8%		306,916,404
Other Assets Less Liabilities – 0.2%		517,877

Net Assets – 100.0%		$307,434,281

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	–	$306,916,404	–	$306,916,404

[1]	See above Schedule of Investments for values in each state.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2012	19

Schedule of Investments January 31, 2012 (Unaudited)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama – 1.6%
Alabama Public School & College Authority RB PUTTERS Series 2011-719 VRDN (Bank of America N.A. SBPA), 0.14%, 2/07/12 (a)(b)(c)	$15,000	$15,000,000
Huntsville IDRB (Brown Precision Project) Series 2009 VRDN (Federal Home Loan Bank LOC), 0.11%, 2/07/12 (c)	5,760	5,760,000
Taylor-Ryan Improvement District RB Series 2005 VRDN (Federal Home Loan Bank LOC), 0.08%, 2/07/12 (c)	13,800	13,800,000
Tuscaloosa County Port Authority RB (Gulf Opportunity Zone Project) Series 2007 VRDN (Federal Home Loan Bank LOC), 0.12%, 2/07/12 (c)	5,000	5,000,000

		39,560,000

Alaska – 0.4%
Valdez Marine Terminal RB (Exxon Pipeline Co. Project) Series 1993A VRDN, 0.05%, 2/01/12 (c)	8,800	8,800,000

Arizona – 1.2%
Arizona State Health Facilities Authority RB PUTTERS (Banner Health Project) Series 2008-4511 VRDN (Wells Fargo Bank N.A. SBPA), 0.08%, 2/07/12 (a)(b)(c)	14,620	14,620,000
Chandler GO Municipal Trust Receipts Floaters Series 2007-49TP VRDN (Wells Fargo Bank N.A. SBPA), 0.07%, 2/07/12 (a)(b)(c)	775	775,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2005-1076 VRDN (Morgan Stanley Municipal Funding, Inc. SBPA), 0.14%, 2/07/12 (a)(b)(c)	4,850	4,850,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2009-9W-REG D VRDN (Barclays Bank Plc SBPA), 0.10%, 2/07/12 (a)(b)(c)	1,200	1,200,000
Tempe IDRB (Arizona State University Football Brickyard Project) Series 2004A VRDN (Bank of America N.A. LOC), 0.20%, 2/07/12 (c)	8,200	8,200,000

		29,645,000

Arkansas – 0.1%
Rogers RB Series 2011 MB, 2.00%, 11/01/12	1,885	1,908,306

California – 15.4%
California Educational Facility Authority RB SPEARS (Pomona College Project) Series 2007DB-373 VRDN (Deutsche Bank A.G. SBPA), 0.14%, 2/07/12 (a)(b)(c)	5,557	5,557,000
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. SBPA, Wells Fargo Bank N.A. Credit Agreement), 0.16%, 2/07/12 (a)(b)(c)	5,100	5,100,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. SBPA, Wells Fargo Bank N.A. Credit Agreement), 0.16%, 2/07/12 (a)(b)(c)	39,300	39,300,000
California GO Series 2004C-1 VRDN (Bank of America N.A. LOC), 0.04%, 2/01/12 (c)	6,600	6,600,000
California RB Series 2011A2 RAN, 2.00%, 6/26/12	59,100	59,483,380
California State Health Facilities Financing Authority RB (Providence Health Service Project) Series 2009-4646 VRDN (Bank of America N.A. SBPA), 0.14%, 2/07/12 (a)(c)	35,025	35,025,000

Municipal Bonds	Par (000)	Value

California (continued)
California Statewide University Revenue Authority RB Municipal Trust Receipts Floaters Series 2011-4696 VRDN (Bank of America N.A. Guaranty, Bank of America N.A. SBPA), 0.34%, 2/07/12 (a)(b)(c)	$10,265	$10,265,000
East Bay Municipal Utility District Water System RB Series 2009 Mandatory Put Bonds, 0.11%, 3/01/12 (c)	14,760	14,760,000
East Bay Municipal Utility District Water System RB Series 2011A Mandatory Put Bonds, 0.10%, 2/01/12 (c)	10,645	10,645,000
East Bay Municipal Utility District Water System Series 2012 TECP, 0.15%, 2/14/12	11,400	11,400,000
East Side Union High School District GO Municipal Trust Receipts Floaters Series 2010-3171 VRDN (AGM Insurance, Morgan Stanley Bank LOC), 0.13%, 2/07/12 (b)(c)	15,000	15,000,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding, Inc. SBPA, Morgan Stanley Municipal Funding, Inc. Guaranty), 0.18%, 2/07/12 (a)(b)(c)	23,797	23,797,000
Harris County Cultural Education Facilities Finance Corp. Series 2011 TECP, 0.28%, 3/05/12	2,500	2,500,000
Long Beach Community College District GO SPEARS Series 2008-670 VRDN (AGM Insurance, Deutsche Bank A.G. SBPA), 0.18%, 2/07/12 (a)(b)(c)	9,410	9,410,000
Los Angeles Community College District GO Municipal Trust Receipts Floaters Series 2009-2984 VRDN (Morgan Stanley Bank SBPA), 0.13%, 2/07/12 (a)(b)(c)	7,500	7,500,000
Los Angeles County GO Series 2011A TRAN, 2.50%, 2/29/12	5,400	5,408,948
Los Angeles County GO Series 2011B TRAN, 2.50%, 3/30/12	12,600	12,643,072
Los Angeles County GO Series 2011C TRAN, 2.50%, 6/29/12	6,900	6,958,749
Los Angeles County Metropolitan Transportation Authority RB RBC Municipal Products, Inc. Trust Series 2011E-24 Mandatory Put Bonds (Royal Bank of Canada Credit Agreement, Royal Bank of Canada LOC), 0.12%, 4/02/12 (a)(c)	7,200	7,200,000
Los Angeles GO Series 2011 TRAN:
2.50%, 2/29/12	4,600	4,607,756
2.50%, 3/30/12	2,900	2,910,053
2.50%, 4/30/12	7,900	7,941,538
Riverside County GO Series 2011B TRAN, 2.00%, 6/29/12	4,000	4,027,262
Sacramento Municipal Utility District RB Austin Trust Series 2008-1134 VRDN (FSA Group Ltd. Insurance, Bank of America N.A. SBPA), 0.28%, 2/07/12 (a)(b)(c)	5,075	5,075,000
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-282 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.14%, 2/07/12 (a)(b)(c)	10,610	10,610,000
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-415 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.14%, 2/07/12 (a)(b)(c)	10,780	10,780,000

20	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2012

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)
Santa Clara County GO PUTTERS
Series 2009-4642 VRDN (Bank of America N.A. SBPA), 0.14%, 2/07/12 (a)(b)(c)	$30,000	$30,000,000
South Coast Local Education Agencies RB Series 2011B TRAN, 2.00%, 5/15/12	5,100	5,123,154

		369,627,912

Colorado – 3.1%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 VRDN (U.S. Bank N.A. LOC), 0.10%, 2/07/12 (c)	9,595	9,595,000
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2007 VRDN (U.S. Bank N.A. LOC), 0.10%, 2/07/12 (c)	5,830	5,830,000
Aurora Centretech Metropolitan District GO Series 1998 VRDN (U.S. Bank N.A. LOC), 0.10%, 2/07/12 (c)	2,965	2,965,000
Base Village Metropolitan District No. 2 RB Series 2008A VRDN (U.S. Bank N.A. LOC), 0.10%, 2/07/12 (c)	4,935	4,935,000
Colorado Educational & Cultural Facilities Authority RB (Mesivta Greater L.A. Project) Series 2005 VRDN (Deutsche Bank A.G. LOC), 0.07%, 2/07/12 (c)	4,495	4,495,000
Colorado Educational & Cultural Facilities Authority RB (Southeastern California Projects) Series 2008 VRDN (Bank of America N.A. LOC), 0.07%, 2/07/12 (c)	15,330	15,330,000
Colorado Educational & Cultural Facilities Authority RB Series 2005 (Linfield Christian School Project) VRDN (Wells Fargo Bank N.A LOC), 0.07%, 2/07/12 (c)	7,875	7,875,000
Colorado Housing & Finance Authority RB Series 2006-1A2 VRDN (Federal Home Loan Bank SBPA), 0.08%, 2/07/12 (c)	1,850	1,850,000
Commerce Northern Infrastructure General Improvement District GO Series 2008 VRDN (U.S. Bank N.A. LOC), 0.10%, 2/07/12 (c)	8,625	8,625,000
Denver City & County COP Series 2008A-2 VRDN (JPMorgan Chase & Co. SBPA), 0.07%, 2/01/12 (c)	8,285	8,285,000
Meridian Health System GO Series 2009 VRDN (U.S. BANK N.A. LOC), 0.10%, 2/07/12 (c)	2,135	2,135,000
Parker Automotive Metropolitan District GO Series 2005 VRDN (U.S. Bank N.A. LOC), 0.10%, 2/07/12 (c)	900	900,000
Sheridan Redevelopment Agency (South Santa Fe Drive Project) Series 2011 VRDN (JPMorgan Chase Bank N.A. LOC), 0.13%, 2/07/12 (c)	2,500	2,500,000

		75,320,000

Connecticut – 5.0%
Connecticut GO Series 2001A VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.10%, 2/07/12 (c)	52,940	52,940,000
Connecticut Health & Educational Facilities Authority RB (Yale University Project) Series 1999U-2 VRDN, 0.05%, 2/07/12 (c)	25,430	25,430,000
Connecticut Housing Finance Authority RB (Housing Mortgages Finance Program Project) Series 2010G AMT Mandatory Put Bonds, 0.33%, 11/15/12 (c)	3,175	3,175,000
Connecticut Housing Finance Authority RB Series 2009A-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.08%, 2/01/12 (c)	32,330	32,330,000

Municipal Bonds	Par (000)	Value

Connecticut (concluded)
Connecticut Housing Finance Authority RB Series 2011A-1 Mandatory Put Bonds, 0.30%, 7/25/12 (c)	$7,200	$7,200,000

		121,075,000

Delaware – 0.1%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 VRDN (Manufacturers and Traders Trust Co. LOC), 0.13%, 2/07/12 (c)	1,860	1,860,000
Sussex County RB (Cadbury Lewes Project) Series 2006C VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 2/07/12 (c)	740	740,000

		2,600,000

District of Columbia – 1.9%
District of Columbia GO SPEARS Series 2007DB-463 VRDN (Deutsche Bank A.G. Credit Agreement, AGM Insurance, Deutsche Bank A.G. SBPA), 0.18%, 2/07/12 (a)(b)(c)	16,698	16,698,000
District of Columbia RB (Community Connections Real Estate Foundation Issue Project) Series 2007A VRDN (Manufacturers and Traders Trust Co. LOC), 0.08%, 2/07/12 (c)	7,100	7,100,000
District of Columbia RB (Internships & Academic Center Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.07%, 2/07/12 (c)	1,700	1,700,000
District of Columbia RB (Washington Center Internship Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.07%, 2/07/12 (c)	4,000	4,000,000
District of Columbia RB Municipal Trust Receipts Floaters (National Public Radio Project) Series 2010-3163 VRDN (Morgan Stanley Bank SBPA), 0.16%, 2/07/12 (a)(b)(c)	16,125	16,125,000

		45,623,000

Florida – 5.3%
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3286 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.18%, 2/07/12 (a)(b)(c)	10,305	10,305,000
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3287 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.18%, 2/07/12 (a)(b)(c)	4,830	4,830,000
Lake County RB SPEARS Series 2008DB-492 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.18%, 2/07/12 (a)(b)(c)	9,135	9,135,000
Lee Memorial Health System RB SPEARS Series 2011-1016 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.13%, 2/07/12 (a)(b)(c)	18,835	18,835,000
Miami-Dade County RB Municipal Trust Receipts Floaters Series 2011-3271 VRDN, 0.14%, 2/07/12 (b)(c)	10,395	10,395,000
Miami-Dade County RB Series 2009E VRDN (Wells Fargo Bank N.A. LOC), 0.07%, 2/07/12 (c)	1,100	1,100,000
Orlando Utilities Commission Utilities System RB Series 2011A VRDN, 0.19%, 8/28/12 (c)	4,760	4,760,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2012	21

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (concluded)
Palm Beach County Educational Facilities Authority RB (Atlantic University Inc. Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.10%, 2/07/12 (c)	$28,490	$28,490,000
Peace River Manasota Regional Water Supply Authority RB Series 2005A ROC-RR-II- R-607PB VRDN (AGM Insurance, PB Capital Corp. SBPA), 0.28%, 2/07/12 (a)(b)(c)	9,980	9,980,000
South Florida Water Management District COP Austin Trust Series 2007-1036 VRDN (Bank of America N.A. SBPA), 0.21%, 2/07/12 (a)(b)(c)	7,500	7,500,000
South Miami Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2749 VRDN (Morgan Stanley Municipal Funding, Inc. SBPA), 0.13%, 2/07/12 (b)(c)	21,000	21,000,000
South Miami Health Facilities Authority RB PUTTERS (Baptist Health Project) Series 2008-2473 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.08%, 2/07/12 (b)(c)	1,035	1,035,000

		127,365,000

Georgia – 0.7%
Columbus Downtown Development Authority RB Series 2009 VRDN (Federal Home Loan Bank LOC), 0.13%, 2/07/12 (c)	2,000	2,000,000
Forsyth County Development Authority RB (Pinecrest Academy, Inc. Project) Series 2000D VRDN (Branch Banking & Trust Co. LOC), 0.07%, 2/07/12 (c)	900	900,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.07%, 2/07/12 (c)	2,900	2,900,000
Georgia GO Series 2002D MB, 5.00%, 8/01/12	300	307,130
Metropolitan Atlanta Rapid Transit Authority Series 2007C-1 TECP (JPMorgan Chase Bank N.A. SBPA), 0.10%, 3/06/12	9,600	9,600,000

		15,707,130

Illinois – 3.1%
Chicago Board of Education GO SPEARS (School Reform Project) Series 2007DB-410 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.14%, 2/07/12 (a)(b)(c)	9,775	9,775,000
Illinois Finance Authority RB (Northwestern University Project) Series 2008A Mandatory Put Bonds, 0.43%, 3/01/12 (c)	5,800	5,800,000
Illinois Finance Authority RB (Riverside Health Systems Project) Series 1996B VRDN (Bank of America N.A. LOC), 0.12%, 2/07/12 (c)	1,860	1,860,000
Illinois Finance Authority RB Municipal Trust Receipts Floaters Series 2011-4702 VRDN (Bank of America N.A. SBPA, Bank of America N.A. Guaranty), 0.34%, 2/07/12 (a)(b)(c)	8,875	8,875,000
Illinois Toll Highway Authority RB PUTTERS Series 2011-773 VRDN (AGM Insurance, Bank of America N.A. SBPA), 0.14%, 2/07/12 (a)(b)(c)	16,485	16,485,000
Regional Transportation Authority RB PUTTERS Series 2011-714 VRDN (Bank of America N.A. SBPA), 0.14%, 2/07/12 (a)(b)(c)	22,365	22,365,000
Springfield RB Series 2008 ROC-RR-II-R- 11486PB VRDN (Berkshire Hathaway Inc. Insurance, PB Capital Corp. SBPA), 0.28%, 2/07/12 (a)(b)(c)	9,575	9,575,000

		74,735,000

Municipal Bonds	Par (000)	Value

Indiana – 1.3%
Clarksville Township RB (Retirement Housing Funding Project) Series 2008 VRDN (US. Bank N.A. LOC), 0.07%, 2/07/12 (c)	$4,115	$4,115,000
Fort Wayne RB (University of St. Francis Project) Series 2008 VRDN (JPMorgan Chase Bank N.A. LOC), 0.08%, 2/07/12 (c)	1,700	1,700,000
Indiana State Financing Authority RB (Duke Energy Project) Series 2009A-4 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.04%, 2/01/12 (c)	20,000	20,000,000
Wells Fargo Stage Trust RB Municipal Trust Receipts Floaters Series 2009-55C VRDN (Wells Fargo Bank N.A. SBPA), 0.08%, 2/07/12 (a)(b)(c)	4,860	4,860,000

		30,675,000

Iowa – 0.1%
Iowa Higher Education Loan Authority RB (Loras College Project) Series 2006 VRDN (Bank of America N.A. LOC), 0.07%, 2/01/12 (c)	2,100	2,100,000
Polk County GO Series 2002A MB, 5.00%, 6/01/12	1,500	1,523,927

		3,623,927

Kentucky – 0.1%
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A VRDN (U.S. Bank N.A. LOC), 0.07%, 2/07/12 (c)	2,770	2,770,000

Louisiana – 2.9%
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 VRDN (Fannie Mae Guaranty), 0.17%, 2/07/12 (c)	5,035	5,035,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B VRDN (BASF Corp. Obligor), 0.22%, 2/07/12 (c)	7,500	7,500,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2005 VRDN, 0.05%, 2/01/12 (c)	21,600	21,600,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008 VRDN, 0.04%, 2/07/12 (c)	10,000	10,000,000
Monroe Sales & Use Tax RB Series 2007A VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.27%, 2/07/12 (c)	24,640	24,640,000

		68,775,000

Maryland – 4.4%
Anne Arundel County GO Series 2002 MB, 5.25%, 3/01/12	500	502,004
Anne Arundel County RB Series 1996 VRDN (Manufacturers and Traders Trust Co. LOC), 0.12%, 2/07/12 (c)	3,925	3,925,000
Baltimore County RB (Odyssey School Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.08%, 2/07/12 (c)	1,775	1,775,000
Carroll County RB (Fairhaven & Copper Project) Series 2004B VRDN (Bank of America N.A. LOC), 0.07%, 2/07/12 (c)	10,930	10,930,000
Howard County RB (Bluffs Hawthorne Project) Series 1995 VRDN (Manufacturers and Traders Trust Co. LOC), 0.13%, 2/07/12 (c)	3,005	3,005,000
Howard County RB (Lorien At Elkridge Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.13%, 2/07/12 (c)	8,400	8,400,000

22	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2012

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Maryland (concluded)
Howard County RB (Meadowridge III Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.13%, 2/07/12 (c)	$9,000	$9,000,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999A VRDN (Manufacturers and Traders Trust Co. LOC), 0.08%, 2/07/12 (c)	1,625	1,625,000
Maryland Economic Development Corp. RB (Local Government Insurance Trust Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.08%, 2/07/12 (c)	3,880	3,880,000
Maryland Health & Higher Education Facilities Authority RB (The Norwood School Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.11%, 2/07/12 (c)	2,800	2,800,000
Maryland Industrial Development Financing Authority RB (Wexford Maryland Biopark 3 Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.13%, 2/07/12 (c)	35,000	35,000,000
Montgomery County Economic Development RB (Brooke Grove Foundation, Inc. Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.13%, 2/07/12 (c)	2,025	2,025,000
Montgomery County Housing Opportunites Commission RB (Housing Development Project) Series 2011A VRDN (TD Bank N.A. LOC), 0.05%, 2/07/12 (c)	4,000	4,000,000
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.13%, 2/07/12 (c)	1,660	1,660,000
Montgomery County RB (Ivymount School, Inc. Facilities Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC), 0.08%, 2/07/12 (c)	2,100	2,100,000
University System of Maryland CP (College Park Business School Project) Series 2000 VRDN (Bank of America N.A. LOC), 0.13%, 2/07/12 (c)	1,680	1,680,000
Washington County RB (Homewood Williamsport Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.13%, 2/07/12 (c)	4,295	4,295,000
Washington County RB (Homewood Williamsport Facility Project) Series 2011 VRDN (Manufacturers and Traders Trust Co. LOC), 0.10%, 2/07/12 (c)	9,425	9,425,000

		106,027,004

Massachusetts – 1.1%
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN, 0.17%, 8/28/12 (c)	2,000	2,000,000
Massachusetts Development Finance Agency RB (Edgewood Retirement Project) Series 2000A VRDN (Bank of America N.A. LOC), 0.05%, 2/07/12 (c)	4,800	4,800,000
Massachusetts GO PUTTERS Series 2011-723 VRDN (Bank of America N.A. SBPA), 0.14%, 2/07/12 (a)(b)(c)	9,975	9,975,000
Massachusetts GO Series 2006B VRDN (Bank of America N.A. SBPA), 0.06%, 2/01/12 (c)	4,800	4,800,000

Municipal Bonds	Par (000)	Value

Massachusetts (concluded)
University of Massachusetts Building Authority RB Series 2011-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.04%, 2/07/12 (c)	$2,900	$2,900,000
University of Massachusetts Building Authority RB Series 2011-2 VRDN (Massachusetts State Guaranteed), 0.17%, 8/28/12 (c)	2,615	2,615,000

		27,090,000

Michigan – 8.9%
Detroit Michigan City School District GO PUTTERS Series 2011-3874 VRDN (AGM SBPA, JPMorgan Chase Bank N.A. SBPA), 0.45%, 2/07/12 (a)(b)(c)	8,000	8,000,000
Holt Public Schools GO Series 2002 VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.18%, 2/07/12 (c)	29,770	29,770,000
Lakeview School District GO (School Building & Site Project) Series 2002B VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.18%, 2/07/12 (c)	16,585	16,585,000
Michigan Finance Authority RB (Student Aid Project) Series 2011C-2 TECP (JPMorgan Chase Bank N.A. LOC), 2.00%, 8/20/12	39,700	40,065,005
Michigan Finance Authority RB (Unemployment Obligation Assessment Project) Series 2011 VRDN (Citibank N.A. LOC), 0.11%, 2/07/12 (c)	20,000	20,000,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Center Project) Series 2010F-6 VRDN, 0.17%, 8/28/12 (c)	6,000	6,000,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2010F-8 VRDN (Ascension Health Corporate Obligor), 0.17%, 8/28/12 (c)	4,520	4,520,000
Saline Area Schools GO Series 2002 VRDN (Landesbank Baden-Wurttemberg Girozentrale LOC), 0.18%, 2/07/12 (c)	88,015	88,015,000

		212,955,005

Minnesota – 1.6%
Minneapolis & St Paul Housing & Redevelopment Authority RB Series 2004B VRDN (AGM Insurance, US Bank N.A. SBPA), 0.06%, 2/01/12 (c)	10,200	10,200,000
Minneapolis Health Care System Revenue Authority RB RBC Municipal Products, Inc. Trust Series 2010E-19 Mandatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.15%, 4/02/12 (a)(c)	2,900	2,900,000
Minnesota GO Series 2004 MB, 5.00%, 8/01/12	2,000	2,047,440
Minnesota Public Facilities Authority RB Series 2002B MB, 5.00%, 3/01/12	1,000	1,003,854
Regents of University of Minnesota Series 2005-A TECP, 0.15%, 2/02/12	22,600	22,600,000

		38,751,294

Mississippi – 0.6%
Mississippi Business Finance Commission RB (Peco Foods, Inc. Project) Series 2009 VRDN (BMO Harris Bank N.A. LOC), 0.09%, 2/07/12 (c)	13,650	13,650,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2012	23

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Missouri – 0.1%
Missouri State Highways and Transit Commission RB Series 2005A MB, 5.00%, 5/01/12	$3,000	$3,035,760

Multi-State – 0.4%
Branch Banking & Trust Co. RB Municipal Trust Receipts Floaters Series 2008-5001 VRDN (Rabobank N.A. Credit Agreement, Rabobank N.A. SBPA), 0.17%, 2/07/12 (a)(b)(c)	8,900	8,900,000

Nebraska – 0.4%
Lincoln Electric System RB Municipal Trust Receipts Floaters Series 2008-2900 VRDN (Morgan Stanley Municipal Funding, Inc. SBPA), 0.13%, 2/07/12 (a)(b)(c)	8,500	8,500,000

Nevada – 0.4%
Clark County RB (Bishop Gorman Hig Project) Series 2011 VRDN (Bank of America N.A. LOC), 0.12%, 2/07/12 (c)	8,500	8,500,000

New Hampshire – 0.4%
New Hampshire Health & Education Facilities Authority RB (RiverWoods-Exeter Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.07%, 2/07/12 (c)	10,445	10,445,000

New Jersey – 5.8%
Brigantine GO Series 2011 BAN, 1.00%, 8/02/12	12,770	12,802,397
Garden State Preservation Trust RB PUTTERS (New Jersey Open Space & Farmland Preservation Project) Series 2011-700 VRDN (Bank of America N.A. SBPA), 0.14%, 2/07/12 (a)(b)(c)	6,100	6,100,000
New Jersey Health Care Facilities Financing Authority RB (Meridian IV Project) Series 2007 VRDN (AGM Insurance,Wells Fargo Bank N.A. SBPA), 0.04%, 2/07/12 (c)	9,400	9,400,000
New Jersey RB Series 2011C, 2.00%, 6/21/12	45,000	45,303,150
New Jersey State Transportation Trust Funding Authority RB Series 2005C MB (Financial Guaranty Insurance Co. Inurance), 5.25%, 6/15/12	400	407,536
New Jersey Transportation Trust Fund Authority RB SPEARS (Transportation System Project) Series 2007DB-447 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.18%, 2/07/12 (a)(b)(c)	50,965	50,965,000
Township of Brick GO Series 2011A BAN, 1.25%, 9/28/12	14,700	14,788,296

		139,766,379

New York – 8.6%
Amherst Development Corp. RB (Asbury Pointe Project) Series 2011 VRDN (Manufacturers and Traders Trust Co. LOC), 0.10%, 2/07/12 (c)	3,895	3,895,000
Monroe Security & Safety System RB Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.08%, 2/07/12 (c)	9,335	9,335,000
New York City Housing Development Corp. Multifamily Housing RB Series 2005-A VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.30%, 2/07/12 (c)	32,845	32,845,000
New York City Housing Development Corp. Multifamily Housing RB Series 2010 ROC-RR-II-R-13100 VRDN (Citibank N.A. SBPA), 0.10%, 2/07/12 (a)(b)(c)	8,720	8,720,000

Municipal Bonds	Par (000)	Value

New York (concluded)
New York City Municipal Water Finance Authority RB Austin Trust Series 2008-1199 VRDN (AGM Insurance), 0.14%, 2/07/12 (a)(b)(c)	$11,250	$11,250,000
New York City Municipal Water Finance Authority RB Series 2011A-2 VRDN (Mizuho Corporate Bank Ltd. SBPA), 0.03%, 2/01/12 (c)	25,000	25,000,000
New York City Transitional Finance Authority RB (Future Tax Secured Bonds Project) Series 2010G-5 VRDN (Barclays Bank Plc SBPA), 0.06%, 2/02/12 (c)	68,400	68,400,000
New York Dormitory Authority RB (Beverwyck, Inc. Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.05%, 2/07/12 (c)	2,100	2,100,000
New York Housing Development Corp. RB Series 2006J-1 Mandatory Put Bonds, 0.35%, 7/13/12 (c)	15,290	15,290,000
New York Tollway Authority RB Series 2011A BAN, 2.00%, 7/12/12	21,200	21,354,219
Upstate Telecommunications Corp. RB (Information Technology Project) Series 2005 VRDN (Manufacturers and Traders Trust Co. LOC), 0.13%, 2/07/12 (c)	8,700	8,700,000

		206,889,219

North Carolina – 4.2%
Catawba County RB Series 2011 MB:
2.00%, 4/02/12	2,330	2,336,712
2.00%, 10/01/12	2,210	2,234,457
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1149 VRDN (Bank of America N.A. Liquidity Facility), 0.18%, 2/07/12 (a)(b)(c)	10,650	10,650,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1165 VRDN (Bank of America N.A. SBPA), 0.18%, 2/07/12 (a)(b)(c)	3,320	3,320,000
Forsyth County GO Series 2002B MB, 4.75%, 3/01/12	2,800	2,810,241
Mecklenburg County GO Series 2009D VRDN, 0.18%, 8/28/12 (c)	3,410	3,410,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.07%, 2/07/12 (c)	6,510	6,510,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.07%, 2/07/12 (c)	3,900	3,900,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Summit School, Inc. Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.07%, 2/07/12 (c)	2,800	2,800,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.07%, 2/07/12 (c)	2,665	2,665,000
North Carolina Capital Facilities Finance Agency RB (Campbell University Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.07%, 2/07/12 (c)	1,900	1,900,000

24	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2012

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

North Carolina (concluded)
North Carolina Medical Care Commission Hospital RB (Southeastern Regional Medical Center Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.07%, 2/07/12 (c)	$2,950	$2,950,000
North Carolina Ports Authority RB Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.07%, 2/07/12 (c)	3,900	3,900,000
Raleigh COP (Downtown Improvement Project) Series 2004A VRDN (Wells Fargo Bank N.A. SBPA), 0.06%, 2/07/12 (c)	17,900	17,900,000
Raleigh RB (Comb Enterprise System Project) Series 2008B VRDN (Wells Fargo Bank N.A. SBPA), 0.06%, 2/07/12 (c)	22,505	22,505,000
Raleigh RB Series 2009 VRDN, 0.18%, 8/28/12 (c)	2,025	2,025,000
University of North Carolina at Chapel Hill RB Eagle Trust Receipts Floaters Series 2005A VRDN (Citibank N.A. SBPA), 0.08%, 2/07/12 (a)(b)(c)	7,900	7,900,000
University of North Carolina System RB (East Carolina Project) Series 2011A MB, 2.00%, 5/01/12	860	863,642

		100,580,052

Ohio – 2.7%
Allen County RB (Catholic Healthcare Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.06%, 2/01/12 (c)	800	800,000
Allen County RB (Catholic Healthcare Project) Series 2010C VRDN (Bank of Nova Scotia LOC), 0.06%, 2/01/12 (c)	4,095	4,095,000
Columbus GO Series 2003A MB, 5.00%, 7/02/12	900	917,963
Columbus School District GO Series 2011 BAN, 1.00%, 11/30/12	1,325	1,331,329
Franklin County RB (Ohio Health Corp. Project) Series 2011B Mandatory Put Bonds, 2.00%, 7/02/12 (c)	13,205	13,296,366
Hamilton County Hospital Facilities RB (Drake Center, Inc. Project) Series 1999A VRDN (U.S. Bank N.A. LOC), 0.08%, 2/07/12 (c)	275	275,000
Hudson GO (Capital Facilities Project) Series 2011 BAN, 1.00%, 9/28/12	4,650	4,669,423
Lucas County GO Series 2011-1 MB, 1.00%, 7/19/12	2,780	2,785,741
Ohio GO (Highway Capital Improvement & Buckeye Savers Bond Project) Series 2007 MB, 5.00%, 5/01/12	3,600	3,640,900
Ohio RB (Development Assistance Project) Series 2011A BAN, 0.35%, 6/01/12	4,000	4,000,000
Ohio RB (Revitalization Project) Series 2011A BAN, 0.35%, 6/01/12	8,400	8,400,000
University Cincinnati RB Series 2011F BAN, 2.00%, 12/13/12	8,110	8,227,195
Willoughby GO Series 2011 BAN, 1.00%, 10/04/12	12,130	12,179,896

		64,618,813

Oklahoma – 0.3%
Tulsa IDA RB (St. Francis Health System Project) Austin Trust Series 2008-3500 VRDN (Bank of America N.A. SBPA), 0.14%, 2/07/12 (a)(b)(c)	8,092	8,092,000

Municipal Bonds	Par (000)	Value

Pennsylvania – 7.1%
Berks County RB RBC Municipal Products, Inc. Trust Series 2011C-15 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.08%, 2/07/12 (a)(c)	$18,165	$18,165,000
Butler County IDA RB (Concordia Lutheran Project) Series 2004A VRDN (Bank of America N.A. LOC), 0.07%, 2/07/12 (c)	10,000	10,000,000
Butler County IDA RB (Concordia Lutheran Project) Series 2008A VRDN (Bank of America N.A. LOC), 0.07%, 2/07/12 (c)	6,300	6,300,000
Delaware County RB (Riddle Village Project) Series 2006 VRDN (Bank of America N.A. LOC), 0.07%, 2/07/12 (c)	9,800	9,800,000
Emmaus General Authority RB Series 1996 VRDN (AGM Insurance, Wells Fargo Bank N.A. SBPA), 0.12%, 2/07/12 (c)	24,550	24,550,000
Lancaster County Hospital Authority RB (Luthercare Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.13%, 2/07/12 (c)	10,900	10,900,000
Montgomery County IDA RB (Active Retirement Life Community Project) Series 2002 VRDN (TD Bank N.A. LOC), 0.02%, 2/01/12 (c)	5,600	5,600,000
Pennsylvania Turnpike Commission RB (Multi-Modal Project) Series 2010A-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.08%, 2/07/12 (c)	5,200	5,200,000
Philadelphia Authority IDRB (Girard Estate Aramark Tower Acquisition Project) Series 2002 VRDN (JPMorgan Chase Bank LOC), 0.21%, 2/07/12 (c)	31,600	31,600,000
Philadelphia Authority IDRB (Liberty Lutheran Services Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.07%, 2/07/12 (c)	36,010	36,010,000
Southcentral General Authority RB (Homewood Hanover Project) Series 2003 VRDN (Manufacturers and Traders Trust Co. LOC), 0.13%, 2/07/12 (c)	13,040	13,040,000

		171,165,000

Puerto Rico – 0.8%
Commonwealth of Puerto Rico RB SPEARS Series 2007DB-284 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.14%, 2/07/12 (a)(b)(c)	7,625	7,625,000
Commonwealth of Puerto Rico RB SPEARS Series 2007DB-285 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.14%, 2/07/12 (a)(b)(c)	10,840	10,840,000

		18,465,000

Rhode Island – 0.3%
Rhode Island GO Series 2011 TAN, 2.00%, 6/29/12	6,250	6,293,155

Tennessee – 1.5%
Blount County Public Building Authority RB (Local Government Public Improvement Project) Series 2009E-8-A VRDN (Branch Banking & Trust Co. LOC), 0.07%, 2/07/12 (c)	1,500	1,500,000
Blount County Public Building Authority RB Series 2008E1-A VRDN (Branch Banking & Trust Co. LOC), 0.07%, 2/07/12 (c)	6,000	6,000,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2012	25

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Tennessee (concluded)
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN, 0.17%, 8/28/12 (c)	$14,900	$14,900,000
Metropolitan Government of Nashville & Davidson County RB Series 2012 MB (AGM Insurance, Morgan Stanley Bank SBPA), 1.00%, 7/02/12	2,215	2,222,597
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.25%, 2/07/12 (c)	5,920	5,920,000
Shelby County Health Educational & Housing Facilities Board RB (Arbors of Germantown Project) Series 1994 VRDN (Wells Fargo Bank N.A. LOC), 0.12%, 2/07/12 (c)	6,000	6,000,000

		36,542,597

Texas – 5.1%
Brownsville Utility System RB SPEARS Series 2008DBE-533 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.18%, 2/07/12 (a)(b)(c)	3,500	3,500,000
Dallas Area Rapid Transit Sales Tax RB Municipal Trust Receipts Floaters Series 2009-60C VRDN (Wells Fargo Bank N.A. Liquidity Facility), 0.08%, 2/07/12 (a)(b)(c)	3,440	3,440,000
Dallas Independent School District GO Series 2009 MB, 4.50%, 2/15/12	5,600	5,609,103
Dickinson Independent School District GO (School House Project) Series 2008A Mandatory Put Bonds (PSF-GTD Insurance, JPMorgan Chase Bank N.A. SBPA), 0.50%, 8/01/12 (c)	1,400	1,400,000
Klein ISD GO (Schoolhouse Project) Series 2011 MB (PSF-GTD Insurance), 3.50%, 2/01/12	1,000	1,000,000
Lamar Consolidation ISD GO SPEARS Series 2008DB-512 VRDN (PSF-GTD Insurance, Deutsche Bank A.G. Liquidity Facility), 0.18%, 2/07/12 (a)(b)(c)	19,170	19,170,000
Lovejoy ISD GO SPEARS (School Building Project) Series 2008DB-514 VRDN (PSF-GTD Insurance, Deutsche Bank A.G. SBPA), 0.18%, 2/07/12 (a)(b)(c)	9,205	9,205,000
Lower Neches Valley Authority PCRB (Chevron USA, Inc. Project) Series 1987 Madatory Put Bonds (Chevron Corp. Guaranty), 0.23%, 2/15/12 (c)	15,700	15,700,000
Port of Port Arthur Navigation District RB (Atofina Project) Series 2002C VRDN (Total Fina Elf S.A. Guaranty), 0.11%, 2/07/12 (c)	1,500	1,500,000
Tarrant County Caltural Education Facility Finance Corp. RB (Texas Health Resources Project) Austin Trust Series 2008-1201 VRDN (Bank of America N.A. SBPA), 0.14%, 2/07/12 (a)(b)(c)	5,795	5,795,000
Texas GO (Community Mobility Funding Project) Austin Trust Series 2007-1026 VRDN (Bank of America N.A. SBPA), 0.14%, 2/07/12 (a)(b)(c)	21,859	21,859,000
Texas GO Eagle Trust Receipts Series 2006A-0126 VRDN (Citibank N.A. Liquidity Facility), 0.08%, 2/07/12 (a)(b)(c)	5,700	5,700,000
Texas GO PUTTERS Series 2008-2568 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.08%, 2/07/12 (b)(c)	3,975	3,975,000
Texas GO Series 2006-0122 VRDN (Citibank N.A. SBPA), 0.08%, 2/07/12 (c)	7,650	7,650,000

Municipal Bonds	Par (000)	Value

Texas (concluded)
Texas Municipal Power Agency RB Municipal Trust Receipts Floaters Series 2010-12C VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. SBPA), 0.08%, 2/07/12 (a)(b)(c)	$2,245	$2,245,000
Texas Tollway Authority RB SPEARS Series 2008DB-626 VRDN (AGM Insurance, Deutsche Bank A.G. SBPA), 0.18%, 2/07/12 (a)(b)(c)	15,706	15,706,000

		123,454,103

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency RB (Landmark College Project) Series 2009A VRDN (TD Bank N.A. LOC), 0.06%, 2/01/12 (c)	2,900	2,900,000

Virginia – 1.0%
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN (Inova Health System Obligated Group), 0.20%, 8/28/12 (c)	2,000	2,000,000
Roanoke Economic Development Authority RB (Carilion Health System Project) Series 2005A-1 VRDN (AGM Insurance, Wells Fargo Bank N.A. SBPA), 0.06%, 2/01/12 (c)	22,500	22,500,000

		24,500,000

Washington – 0.9%
King County Series 2012A TECP, 0.29%, 2/01/12	4,125	4,125,000
King County Water Sewer Authority RB Austin Trust Series 2008-1200 VRDN (Bank of America N.A. Liquidity Facility), 0.14%, 2/07/12 (a)(b)(c)	10,000	10,000,000
King RB Municipal Trust Receipts Floaters Series 2010-2C VRDN (Wells Fargo Bank N.A. LOC), 0.08%, 2/07/12 (a)(b)(c)	1,500	1,500,000
Washington Housing Finance Commission Non-Profit RB (Emerald Heights Project) Series 2003 VRDN (Bank of America N.A. LOC), 0.14%, 2/01/12 (c)	5,000	5,000,000

		20,625,000

West Virginia – 2.3%
Cabell County RB (Provident Group Project) Series 2010 VRDN (Bank of America N.A. LOC), 0.10%, 2/07/12 (c)	19,995	19,995,000
Jackson County RB (Recovery Zone Facility Project) Series 2010 VRDN (Bank of Nova Scotia LOC), 0.10%, 2/07/12 (c)	35,000	35,000,000

		54,995,000

Wisconsin – 4.3%
Wisconsin Economic Authority GO Series 2012 TECP:
0.21%, 3/19/12	10,500	10,500,000
0.24%, 4/04/12	43,000	43,000,000
Wisconsin Series 2008 TECP, 0.24%, 2/01/12	50,000	50,000,000

		103,500,000

26	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2012

Schedule of Investments (concluded)	MuniFund (Percentages shown are based on Net Assets)

Value
Total Investments (Cost $2,538,050,656*) – 105.6%	$2,538,050,656
Liabilities in Excess of Other Assets – (5.6)%	(135,676,935)

Net Assets – 100.0%	$2,402,373,721

*	Cost for federal income tax purposes.
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities. (c) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$2,538,050,656	–	$2,538,050,656

[1]	See above Schedule of Investments for values in each state.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2012	27

Schedule of Investments January 31, 2012 (Unaudited)	California Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California – 99.9%
ABAG Finance Authority Nonprofit Corp. RB (Acacia Creek at Union City Project) Series 2008A VRDN (Bank of America N.A. SBPA), 0.10%, 2/01/12 (a)	$7,000	$7,000,000
Anaheim Redevelopement Agency Tax Allocation SPEARS Series 2007DB-470 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.18%, 2/07/12 (a)(b)(c)	12,000	12,000,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008B-1 VRDN (Bank of America N.A. LOC), 0.03%, 2/07/12 (a)	4,950	4,950,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008C-1 VRDN (JPMorgan Chase Bank N.A. LOC), 0.03%, 2/07/12 (a)	4,700	4,700,000
California Economic Recovery GO Series 2004C-3 VRDN (Bank of America N.A. LOC), 0.04%, 2/01/12 (a)	18,400	18,400,000
California GO (Daily Kindergarten University Project) Series 2004A-1 VRDN (Citibank N.A. LOC, CalSTRS LOC), 0.04%, 2/01/12 (a)	6,100	6,100,000
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. SBPA, Wells Fargo Bank N.A. Credit Agreement), 0.16%, 2/07/12 (a)(b)(c)	14,000	14,000,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. SBPA, Wells Fargo Bank N.A. Credit Agreement), 0.16%, 2/07/12 (a)(b)(c)	4,000	4,000,000
California GO Municipal Trust Receipts Floaters Series 2008-2813 VRDN (Morgan Stanley Municipal Funding, Inc. SBPA, Morgan Stanley Municipal Funding, Inc. Credit Agreement), 0.18%, 2/07/12 (a)(b)(c)	1,300	1,300,000
California GO Series 2003B-3 VRDN (JPMorgan Chase & Co. LOC, CalPERS LOC), 0.07%, 2/07/12 (a)	1,400	1,400,000
California GO Series 2004C-4 VRDN (JPMorgan Chase & Co. LOC), 0.04%, 2/01/12 (a)	5,700	5,700,000
California GO Series 2005A-2-1 VRDN (Barclays Bank Plc LOC), 0.03%, 2/07/12 (a)	14,600	14,600,000
California Health Facilities Financing Authority RB (Adventist Health System Project) Series 2002B VRDN (Wells Fargo Bank N.A. LOC), 0.03%, 2/01/12 (a)	6,100	6,100,000
California Health Facility Financing Authority RB RBC Municipal Products, Inc. Trust Series 2011-21 Mandatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.12%, 5/03/12 (a)(b)	7,600	7,600,000
California Infrastructure & Economic Development Bank RB (Goodwill Industries For Orange County Project) Series 2006 VRDN (Wells Fargo Bank N.A. LOC), 0.17%, 2/07/12 (a)	1,800	1,800,000
California Infrastructure & Economic Development Bank RB (Pacific Gas & Electric Co. Project) Series 2009A VRDN (Mizuho Corp. Bank Ltd. LOC), 0.06%, 2/01/12 (a)	4,335	4,335,000
California Infrastructure & Economic Development Bank RB (Pacific Gas & Electric Co. Project) Series 2009D VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.03%, 2/01/12 (a)	9,700	9,700,000
California RB Series 2011A2 RAN, 2.00%, 6/26/12	5,000	5,031,878

Municipal Bonds	Par (000)	Value

California (continued)
California School Cash Reserve Program Authority RB Series 2011A TRAN, 2.00%, 3/01/12	$2,500	$2,503,200
California School Cash Reserve Program Authority RB Series 2011B TRAN, 2.00%, 6/01/12	4,100	4,120,479
California School Cash Reserve Program Authority RB Series 2011H TRAN, 2.00%, 2/01/12	1,300	1,300,000
California Statewide Communities Development Authority CP (Covenant Retirement Community Inc. Project) Series 1995 VRDN (JPMorgan Chase Bank N.A. LOC), 0.05%, 2/07/12 (a)	3,800	3,800,000
California Statewide Communities Development Authority RB (Kaiser Foundation Health Plan, Inc. Project) Series 2004J VRDN (Kaiser Permanente Obligor), 0.07%, 2/07/12 (a)	2,100	2,100,000
California Statewide Communities Development Authority RB (L A County Museum Art Project) Series 2008 VRDN (Union Bank N.A. LOC), 0.04%, 2/07/12 (a)	5,050	5,050,000
California Statewide Communities Development Authority RB (Multi-Family Housing Project) PUTTERS Series 2008-2680 VRDN (JPMorgan Chase Bank N.A. SBPA, JPMorgan Chase Bank N.A. LOC), 0.16%, 2/07/12 (a)(b)(c)	5,300	5,300,000
California Statewide Communities Development Authority RB Series 2007A VRDN (AGM Insurance, Wells Fargo Bank N.A. SBPA), 0.04%, 2/07/12 (a)	2,200	2,200,000
California Statewide Community Developement Authority RB Series 2011A-3 TRAN, 2.00%, 6/29/12	1,000	1,006,816
East Bay Municipal Utility District Water System RB Series 2009A-1 Mandatory Put Bonds, 0.08%, 12/03/12 (a)	1,000	1,000,000
East Bay Municipal Utility District Water System RB Series 2009A-2 Mandatory Put Bonds, 0.11%, 3/01/12 (a)	3,740	3,740,000
East Bay Municipal Utility District Water System RB Series 2011A Mandatory Put Bonds, 0.10%, 2/01/12 (a)	3,905	3,905,000
East Bay Municipal Utility District Water System Series 2011 TECP, 0.20%, 2/03/12	11,500	11,500,000
East Bay Municipal Utility District Water System Series 2012 TECP:
0.21%, 2/08/12	6,500	6,500,000
0.15%, 2/14/12	12,000	12,000,000
0.18%, 2/15/12	1,500	1,500,000
0.12%, 3/07/12	4,000	4,000,000
0.16%, 4/04/12	4,500	4,500,000
0.16%, 5/03/12	10,000	10,000,000
Elsinore Valley Municipal Water District COP Series 2011A VRDN (Union Bank N.A. LOC), 0.06%, 2/07/12 (a)	5,250	5,250,000
Fremont CP Series 2008 VRDN (U.S. Bank N.A. LOC), 0.05%, 2/07/12 (a)	1,000	1,000,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2007-2215 VRDN (Morgan Stanley Municipal Funding, Inc. Credit Agreement, Morgan Stanley Bank SBPA), 0.18%, 2/07/12 (a)(b)(c)	3,000	3,000,000

28	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2012

Schedule of Investments (concluded)	California Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding, Inc. SBPA, Morgan Stanley Municipal Funding, Inc. Guaranty), 0.18%, 2/07/12 (a)(b)(c)	$18,973	$18,973,000
Hollister Elementary School District RB Series 2011 TRAN, 2.00%, 9/28/12	1,100	1,109,668
Irvine Ranch Water District RB Series 2011A-1 Mandatory Put Bonds, 0.12%, 4/02/12 (a)	1,300	1,300,000
Irvine Ranch Water District RB Series 2011A-2 Mandatory Put Bonds, 0.12%, 4/02/12 (a)	1,700	1,700,000
Los Angeles County GO Series 2011C TRAN, 2.50%, 6/29/12	2,000	2,017,029
Los Angeles County Schools COP Series 2011F-4 TRAN (GO of Participants), 2.00%, 2/01/12	2,785	2,785,000
Los Angeles Department of Water & Power RB Series 2001B-3 VRDN (Barclays Bank Plc SBPA), 0.03%, 2/07/12 (a)	2,000	2,000,000
Los Angeles Department of Water & Power RB Series 2011 ROC-RR-II-R-12322 VRDN (AGM Insurance, Citibank N.A. SBPA), 0.07%, 2/01/12 (a)(b)(c)	12,600	12,600,000
Los Angeles Water & Power RB Series 2002A-4 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.05%, 2/07/12 (a)	5,000	5,000,000
Metropolitan Water District of Southern California RB Series 2000B-3 VRDN (Wells Fargo Bank N.A. SBPA), 0.03%, 2/01/12 (a)	4,000	4,000,000
Orange County Sanitation District COP Series 2008-2928 VRDN (Morgan Stanley Municipal Funding, Inc. SBPA), 0.13%, 2/07/12 (a)	10,000	10,000,000
Richmond GO Series 2011 TRAN, 2.00%, 10/31/12	1,300	1,314,020
Riverside County GO Series 2011B TRAN, 2.00%, 6/29/12	4,000	4,027,262
Sacramento Municipal Utility CP Series 2012L-1 TECP (Barclays Bank Plc LOC), 0.09%, 2/14/12	2,800	2,800,000
Sacramento Transportation Authority Measure A Sales Tax RB Series 2009B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.03%, 2/07/12 (a)	2,500	2,500,000
San Francisco County Transportation Authority CP Series 2012A TECP (Landesbank Baden-Wurttemberg Girozentrale SBPA), 0.33%, 2/08/12	2,100	2,100,000
San Francisco County Transportation Authority CP Series 2012B TECP (Landesbank Baden-Wurttemberg Girozentrale SBPA): 0.40%, 2/07/12	4,300	4,300,000
0.22%, 2/29/12	6,500	6,500,000
San Jose Redevelopment Agency RB (Merged Area Redevelopment Project) Series 1996A VRDN (JPMorgan Chase Bank N.A. LOC), 0.06%, 2/07/12 (a)	2,000	2,000,000
South Coast Local Education Agencies RB Series 2011B TRAN, 2.00%, 5/15/12	3,000	3,013,620

Municipal Bonds	Par (000)	Value

California (concluded)
South San Francisco Unified School District GO Series 2011A BAN, 2.00%, 6/01/12	$1,000	$1,005,099
Southern California Public Power Authority RB (Palo Verde Project) Series 2008B VRDN (Citibank N.A. LOC), 0.07%, 2/07/12 (a)	8,000	8,000,000
Tulare County GO Series 2011 TRAN, 1.25%, 9/07/12	7,800	7,839,951

Total Investments (Cost $330,877,022*) – 99.9%		330,877,022
Other Assets Less Liabilities – 0.1%		494,542

Net Assets – 100.0%		$331,371,564

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	–	$330,877,022	–	$330,877,022

1 See above Schedule of Investments for values in the state.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2012	29

Schedule of Investments January 31, 2012 (Unaudited)	New York Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York – 97.8%
Beekmantown Central School District GO Series 2011 BAN, 1.25%, 7/06/12	$1,050	$1,051,997
Brookhaven IDA RB Series 2001 VRDN (U.S. Bank N.A. LOC), 0.10%, 2/07/12 (a)	605	605,000
Clarence Central School District GO Series 2011 BAN (State Aid Withholding Insurance), 1.25%, 6/14/12	750	751,911
Clinton GO Series 2011 BAN, 1.25%, 7/13/12	1,161	1,163,841
Cohoes IDA RB (Eddy Cohoes Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.05%, 2/07/12 (a)	4,100	4,100,000
East Rockaway Union Free School District GO Series 2011 TAN (State Aid Withholding Insurance), 1.25%, 6/27/12	380	381,139
Evans-Brant Central School District GO Series 2011 BAN, 1.25%, 6/29/12	910	912,021
Greece Central School District GO Series 2011 BAN, 1.25%, 12/27/12	715	719,356
Islip Union Free School District GO Series 2011 TAN (State Aid Withholding Insurance), 1.25%, 6/22/12	3,270	3,280,363
LIPA TECP (JPMorgan Chase Bank N.A. LOC), 0.10%, 4/02/12	3,400	3,400,000
Lynbrook Union Free School District GO Series 2011 TAN (State Aid Withholding Insurance), 1.25%, 6/22/12	960	962,781
Metropolitan Transportation Authority RB Series 2008A-1 VRDN (Morgan Stanley Bank LOC), 0.07%, 2/07/12 (a)	3,700	3,700,000
Metropolitan Transportation Authority RB Series 2008A-2 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.04%, 2/07/12 (a)	10,100	10,100,000
Metropolitan Transportation Authority TECP (Barclays LOC), 0.14%, 2/01/12	5,000	5,000,000
Monroe County IDA Civic Facility RB (Monroe Community College Project) Series 2006A VRDN (JPMorgan Chase Bank N.A. LOC), 0.05%, 2/07/12 (a)	2,210	2,210,000
Mount Vernon GO Series 2011 BAN, 1.25%, 7/13/12	1,600	1,604,602
Mount Vernon GO Series 2011B BAN, 1.50%, 7/13/12	1,095	1,099,357
New York City GO Series 1995F-4 VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.13%, 2/07/12 (a)	900	900,000
New York City GO Series 1995F-5 VRDN (Bayerische Landesbank Girozentrale LOC), 0.13%, 2/07/12 (a)	3,175	3,175,000
New York City GO Series 2002C-2 VRDN (Bayerische Landesbank Girozentrale LOC), 0.13%, 2/07/12 (a)	4,070	4,070,000
New York City GO Series 2005F-3 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.05%, 2/07/12 (a)	1,300	1,300,000
New York City GO Series 2006I-4 VRDN (Bank of New York Mellon LOC), 0.04%, 2/07/12 (a)	6,150	6,150,000
New York City GO Series 2008 ROC-RR-11- R-11685 VRDN (Citibank N.A. SBPA), 0.09%, 2/07/12 (a)(b)(c)	5,170	5,170,000
New York City GO Series 2008L-4 VRDN (U.S. Bank NA LOC), 0.03%, 2/01/12 (a)	900	900,000
New York City Housing Development Corp. Multifamily Housing RB Series 2009H-2 Mandatory Put Bonds, 0.30%, 6/29/12 (a)	2,000	2,000,000

Municipal Bonds	Par (000)	Value

New York (continued)
New York City Municipal Water Finance Authority Series 2012 TECP, 0.17%, 2/28/12	$3,000	$3,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2005AA-1 VRDN (State Street Bank & Trust Co. SBPA, CalSTRS SBPA), 0.04%, 2/01/12 (a)	3,710	3,710,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2007-2008BB-5 VRDN (Bank of America N.A. SBPA), 0.03%, 2/01/12 (a)	1,400	1,400,000
New York City Municipal Water Finance Authority Water & Sewer System RB Eagle Trust Receipts Series 2009-0047A VRDN (Citibank N.A. SBPA), 0.08%, 2/07/12 (a)(b)(c)	5,400	5,400,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2010DD-1 VRDN (TD Bank N.A. SBPA), 0.04%, 2/01/12 (a)	7,400	7,400,000
New York City Transitional Finance Authority RB (Future Tax Secured Bonds Project) Series 1998C VRDN (Morgan Stanley Bank LOC), 0.06%, 2/01/12 (a)	8,300	8,300,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Sub-Series 2002-3B VRDN (Wells Fargo Bank N.A. SBPA), 0.03%, 2/01/12 (a)	1,900	1,900,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Sub-Series 2002-3E VRDN (Landesbank Baden-Wuerttemberg Girozentrale SBPA), 0.10%, 2/01/12 (a)	2,000	2,000,000
New York City Trust for Cultural Resources RB (The American Museum Project) Series 2008A-1 VRDN (Bank of America N.A. SBPA), 0.07%, 2/01/12 (a)	4,805	4,805,000
New York Dormitory Authority RB (Beverwyck, Inc. Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.05%, 2/07/12 (a)	700	700,000
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Bank N.A. LOC), 0.05%, 2/07/12 (a)	1,500	1,500,000
New York Dormitory Authority RB (Columbia University Project) Series 2009A VRDN, 0.03%, 2/07/12 (a)	4,850	4,850,000
New York Dormitory Authority RB (Cornell University Project) Series 2000B VRDN (JPMorgan Chase & Co. SBPA), 0.08%, 2/07/12 (a)	5,700	5,700,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2H VRDN (Royal Bank of Canada LOC), 0.05%, 2/07/12 (a)	3,095	3,095,000
New York Dormitory Authority RB Eagle Trust Receipts Series 2006-0164A VRDN (Citibank N.A. SBPA), 0.08%, 2/07/12 (a)(b)(c)	9,200	9,200,000
New York Local Government Assistance Corp. RB Series 1995E VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.07%, 2/07/12 (a)	3,900	3,900,000

30	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2012

Schedule of Investments (concluded)	New York Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (concluded)
New York Mortgage Agency RB Series 2008-159 AMT VRDN (Bank of America N.A. SBPA), 0.09%, 2/07/12 (a)	$6,700	$6,700,000
New York State Housing Finance Agency RB (160 W. 62nd Street Housing Project) Series 2011 VRDN (Wells Fargo Bank N.A. LOC), 0.06%, 2/07/12 (a)	635	635,000
New York Tollway Authority RB Series 2011A BAN, 2.00%, 7/12/12	2,200	2,216,004
North Syracuse Central School District GO Series 2011 RAN, 1.25%, 6/22/12	1,365	1,367,786
Port Authority of New York & New Jersey RB Municipal Trust Receipts Floaters Series 2002-766 VRDN (AGM Insurance, Morgan Stanley Municipal Funding, Inc. SBPA), 0.14%, 2/07/12 (a)(b)(c)	1,000	1,000,000
Putnam County GO Series 2011 TAN, 1.50%, 10/29/12	2,750	2,773,559
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A VRDN (Manufacturers and Traders Trust Co. LOC), 0.13%, 2/07/12 (a)	1,200	1,200,000
Syracuse IDA RB (Syracuse University Project) Series 2008A-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.04%, 2/01/12 (a)	600	600,000
Triborough Bridge & Tunnel Authority RB Series 2003B-2 VRDN (Go of Authority Insurance, US Bank N.A. LOC, CalSTRS LOC), 0.06%, 2/07/12 (a)	1,320	1,320,000
Triborough Bridge & Tunnel Authority RB Series 2005B-4 VRDN (Landesbank Baden-Wurttemberg Girozentrale SBPA), 0.16%, 2/07/12 (a)	6,455	6,455,000
Ulster County GO Series 2011 BAN, 1.25%, 11/16/12	1,405	1,414,389
Wappingers Central School District GO Series 2011 BAN, 1.25%, 7/13/12	1,133	1,136,475
William Floyd Union Free School District GO Series 2011 TAN, 1.25%, 6/28/12	6,400	6,421,086

		164,806,667

Puerto Rico – 2.1%
Commonwealth of Puerto Rico GO Series 2007A-2 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.08%, 2/07/12 (a)	3,500	3,500,000

Total Investments (Cost $168,306,667*) – 99.9%		168,306,667
Other Assets Less Liabilities – 0.1%		236,613

Net Assets – 100.0%		$168,543,280

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	–	$168,306,667	–	$168,306,667

[1]	See above Schedule of Investments for values in the state or political subdivision.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2012	31

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

            Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date:	March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date:	March 23, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date:	March 23, 2012